As filed with the Securities and Exchange Commission on November 29, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-08685

Rochdale Investment Trust
(Exact name of registrant as specified in charter)

570 Lexington Avenue
New York, New York 10022-6837
(Address of principal executive offices) (Zip code)

Garrett R. D’Alessandro
570 Lexington Avenue
New York, New York 10022-6837
(Name and address of agent for service)

(800) 245-9888
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2010

Item 1. Schedule of Investments.

Rochdale Dividend & Income Portfolio
Schedule of Investments
September 30, 2010 (Unaudited)

Shares		Value
COMMON STOCKS: 97.9%
CONSUMER DISCRETIONARY: 7.8%
12,500	Best Buy Co., Inc.	$510,375
3,491	Cherokee, Inc.	63,676
32,000	Garmin Ltd. (b)	971,200
28,000	McDonald's Corp.	2,086,280
58,300	Regal Entertainment Group - Class A	764,896
22,200	Weight Watchers International, Inc.	692,418
		5,088,845
CONSUMER STAPLES: 22.8%
14,250	Altria Group, Inc.	342,285
98,950	B & G Foods, Inc. - Class A	1,080,534
15,000	BJ's Wholesale Club, Inc. (a)	622,500
19,400	General Mills, Inc.	708,876
7,035	H.J. Heinz & Co.	333,248
24,000	Hershey Co./The	1,142,160
2,600	J.M. Smucker Co./The	157,378
12,000	Kimberly-Clark Corp.	780,600
20,382	Kraft Foods, Inc. - Class A	628,989
8,000	Lancaster Colony Corp.	380,000
12,526	Lorillard, Inc.	1,005,963
30,000	Philip Morris International Inc.	1,680,600
22,569	Procter & Gamble Co./The	1,353,463
5,346	Reynolds American, Inc.	317,499
40,000	Sysco Corp.	1,140,800
20,000	Unilever Plc - ADR (b)	582,000
80,385	Vector Group Ltd.	1,503,199
22,000	Wal-Mart Stores, Inc.	1,177,440
		14,937,534
ENERGY: 13.0%
4,400	Buckeye Partners LP	279,400
9,783	Chevron Corp.	792,912
9,000	Dorchester Minerals LP	242,010
7,500	Enbridge Energy Partners LP	419,400
3,700	Energy Transfer Partners LP	178,636
21,692	Enterprise Products Partners LP	860,522
16,938	Exxon Mobil Corp.	1,046,599
5,700	Kinder Morgan Energy Partners LP	390,450
11,250	Nustar Energy LP	694,463
17,000	Occidental Petroleum Corp.	1,331,100
1,200	ONEOK Partners, LP	89,904
24,806	Penn West Energy Trust (b)	497,856
9,800	Plains All American Pipeline LP	616,518
23,000	Quicksilver Gas Services LP	562,350
13,928	TransCanada Corp. (b)	517,007
		8,519,127
FINANCIALS: 4.5%
13,200	Arthur J. Gallagher & Co.	348,084
17,952	Bank of America Corp.	235,351
32,000	Cincinnati Financial Corp.	923,200
5,901	Comerica, Inc.	219,222
28,571	FirstMerit Corp.	523,421
5,935	NBT Bancorp, Inc.	130,985
6,067	Travelers Companies, Inc./The	316,091
10,000	U.S. Bancorp	216,200
		2,912,554
HEALTH CARE: 5.6%
8,000	Abbott Laboratories	417,920
61,609	Bristol-Myers Squibb Co.	1,670,220
11,000	Johnson & Johnson	681,560
9,150	Merck & Co., Inc.	336,811
32,000	Pfizer Inc.	549,440
		3,655,951
INDUSTRIALS: 4.0%
3,400	3M Co.	294,814
3,600	Cooper Industries PLC - Class A (b)	176,148
25,000	Deluxe Corp.	478,250
32,997	General Electric Co.	536,201
1,872	Honeywell International, Inc.	82,256
4,074	Landauer, Inc.	255,155
32,000	Olin Corp.	645,120
9,170	Weyerhaeuser Co.	144,519
		2,612,463
INFORMATION TECHNOLOGY & TELECOMMUNICATION SERVICES: 11.3%
27,800	AT&T, Inc.	795,080
15,000	Cellcom Israel Ltd. (b)	455,550
10,000	CenturyTel, Inc.	394,600
55,900	Consolidated Communications Holdings, Inc.	1,043,653
65,000	Deutsche Telekom AG - ADR (b)	892,710
88,368	Frontier Communications Corp.	721,967
50,000	Microsoft Corp.	1,224,500
17,367	Verizon Communications, Inc.	565,990
104,228	Windstream Corp.	1,280,962
		7,375,012
MATERIALS: 1.2%
36,000	Acadian Timber Corporation (b)	216,231
3,980	E.I. du Pont de Nemours & Co.	177,588
12,000	Southern Copper Corp.	421,440
		815,259
REITS: 13.6%
17,229	Apartment Investment & Management Co. - Class A	368,356
8,914	Camden Property Trust	427,605
57,828	CommonWealth REIT	1,480,397
8,200	Entertainment Properties Trust	354,076
29,046	Health Care Property Investors, Inc.	1,045,075
11,612	Health Care REIT, Inc.	549,712
17,000	Healthcare Realty Trust, Inc.	397,630
15,385	Liberty Property Trust	490,782
16,500	National Retail Properties Inc.	414,315
38,879	Nationwide Health Properties, Inc.	1,503,451
16,973	Pennsylvania Real Estate Investment Trust	201,299
13,000	Senior Housing Properties Trust	305,500
10,036	Sovran Self Storage, Inc.	380,364
12,492	Tanger Factory Outlet Centers, Inc.	588,873
13,115	Washington Real Estate Investment Trust	416,139
		8,923,574
SHIPPING & TRANSPORTATION: 3.2%
47,370	Fly Leasing Ltd. - ADR (b)	625,284
29,090	General Maritime Corp. (b)	142,832
55,000	Jazz Air Income Fund (b)	249,101
12,000	Knightsbridge Tankers Ltd. (b)	226,800
31,000	Nordic American Tanker Shipping Limited (b)	829,560
		2,073,577
UTILITIES: 10.9%
8,200	Amerigas Partners LP	367,442
15,000	Atmos Energy Corp.	438,750
4,536	Cleco Corp.	134,356
9,506	Duke Energy Corp.	168,351
12,452	EQT Corp.	449,019
7,300	Ferrellgas Partners LP	184,252
24,010	Hawaiian Electric Industries, Inc.	541,186
5,500	ITC Holdings Corp.	342,375
11,986	National Fuel Gas Co.	620,995
11,000	Northeast Utilities	325,270
8,396	Northwest Natural Gas Co.	398,390
3,500	NSTAR	137,725
4,000	OGE Energy Corp.	159,480
4,185	Pinnacle West Capital Corp.	172,715
12,000	Portland General Electric Co.	243,360
20,000	PPL Corporation	544,600
12,329	Progress Energy, Inc.	547,654
4,753	Spectra Energy Corp.	107,180
11,200	Suburban Propane Partners LP	609,616
11,000	UIL Holdings Corp.	309,760
19,318	United Utilities Group Plc - ADR (b)	348,856
		7,151,332
TOTAL COMMON STOCKS
	(Cost $58,678,797)	64,065,228
PREFERRED STOCK: 0.1%
REITS: 0.1%
1,760	Public Storage	45,355
TOTAL PREFERRED STOCK
	(Cost $44,000)	45,355

SHORT TERM INVESTMENT: 1.3%
MONEY MARKET INVESTMENT: 1.3%
883,092	Fidelity Institutional Money Market Portfolio, 0.25% (c)	883,092
TOTAL SHORT TERM INVESTMENT
	(Cost $883,092)	883,092

TOTAL INVESTMENTS
	(Cost $59,605,889), 99.3%	64,993,675
OTHER ASSETS IN EXCESS OF LIABILITIES, 0.7%		435,488
TOTAL NET ASSETS, 100.0%		$65,429,163

(a) Non Income Producing.
(b) Foreign Security.
(c) 7-Day Yield.
ADR American Depository Receipt.

Rochdale Dividend & Income Portfolio
SCHEDULE OF INVESTMENTS at September 30, 2010, Continued
Summary of Fair Value Exposure (Unaudited)

The Portfolio has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.
These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.

Various inputs are used in determining the value of the Portfolio's investments.  These inputs are summarized in the three broad levels listed below:
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock
Consumer Discretionary	$5,088,845	$-	$-	$5,088,845
Consumer Staples	14,937,534	-	-	14,937,534
Energy	8,519,127	-	-	8,519,127
Financials	2,912,554	-	-	2,912,554
Health Care	3,655,951	-	-	3,655,951
Industrials	2,612,463	-	-	2,612,463
Information Technology & Telecommunication Services	7,375,012	-	-	7,375,012
Materials	815,259	-	-	815,259
REITs	8,923,574	-	-	8,923,574
Shipping & Transportation	2,073,577	-	-	2,073,577
Utilities	7,151,332	-	-	7,151,332
Total Common Stock	64,065,228	-	-	64,065,228

Preferred Stock	45,355	-	-	45,355

Short Term Investment	883,092	-	-	883,092

Total Investments in Securities	$64,993,675	$-	$-	$64,993,675

There were no significant transfers into or out of Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

Rochdale Fixed Income Opportunities Portfolio
Schedule of Investments
September 30, 2010 (Unaudited)

Principal Amount		Coupon Rate		Maturity Date	Value

CORPORATE BONDS: 57.2%
AEROSPACE / DEFENSE: 0.8%
$ 250,000	Alliant Techsystems Inc.	6.750%		04/01/2016	$260,625
375,000	Altegrity Inc. (Acquired 7/13/2009 and 7/22/2009,
	Cost $170,686 and $152,359, respectively) (c)(e)(g)	10.500%		11/01/2015	371,719
125,000	Altegrity Inc. (Acquired 9/29/2010, Cost $122,500) (c)(e)(g)	11.750%		05/01/2016	121,406
30,000	Dyncorp International Inc. (Acquired 6/29/2010, Cost $30,000) (c)(e)(g)	10.375%		07/01/2017	29,850
35,000	Kratos Defense & Security Solutions
	(Acquired 5/12/2010, Cost $35,000) (c)(e)(g)	10.000%		06/01/2017	37,100
400,000	L-3 Communications Corp.	5.875%		01/15/2015	409,000
100,000	Mantech International Corp.	7.250%		04/15/2018	103,750
450,000	Transdigm Inc.	7.750%		07/15/2014	455,063
					1,788,513
AUTOMOTIVE: 3.2%
50,000	Accuride Corp. (Acquired 7/22/2010, Cost $48,664) (c)(e)(g)	9.500%		08/01/2018	52,500
300,000	Affinia Group Inc.
	(Acquired 8/6/2009 - 12/7/2009, Aggregate cost $319,401) (c)(e)(g)	10.750%		08/15/2016	333,750
250,000	American Axle and Manufacturing Holdings, Inc. (Acquired 12/10/2009
	and 7/20/2010, Cost $49,358 and $211,728, respectively) (c)(e)(g)	9.250%		01/15/2017	273,750
375,000	ArvinMeritor Inc.	10.625%		03/15/2018	415,313
350,000	Cooper-Standard Automotive
	(Acquired 4/29/2010 - 5/20/2010, Aggregate Cost $346,963) (c)(e)(g)	8.500%		05/01/2018	363,125
175,000	Ford Motor Credit Co. LLC	6.625%		08/15/2017	186,451
300,000	Ford Motor Credit Co. LLC	7.250%		10/25/2011	314,919
450,000	Ford Motor Credit Co. LLC	7.500%		08/01/2012	477,702
800,000	Ford Motor Credit Co. LLC	8.000%		06/01/2014	874,817
475,000	Ford Motor Credit Co. LLC	8.000%		12/15/2016	536,926
75,000	Ford Motor Credit Co. LLC	8.125%		01/15/2020	86,180
500,000	Ford Motor Credit Co. LLC	8.700%		10/01/2014	560,936
350,000	Lear Corp.	7.875%		03/15/2018	371,000
50,000	Lear Corp.	8.125%		03/15/2020	53,438
325,000	Navistar International Corp.	8.250%		11/01/2021	346,938
175,000	Pinafore, LLC (Acquired 9/21/2010, Cost $175,000) (c)(e)(g)	9.000%		10/01/2018	183,750
250,000	Stoneridge, Inc. (Acquired 9/24/2010, Cost $250,000) (c)(e)(g)	9.500%		10/15/2017	256,250
50,000	Tenneco Inc. (Acquired 7/29/2010, Cost $50,000) (c)(e)(g)	7.750%		08/15/2018	51,250
600,000	Tenneco Inc.	8.625%		11/15/2014	614,999
200,000	Tower Automotive, Inc. (Acquired 8/13/2010, Cost $194,097) (c)(e)(g)	10.625%		09/01/2017	202,000
325,000	TRW Automotive, Inc.
	(Acquired 11/18/2009 - 12/2/2009, Aggregate Cost $327,564) (c)(e)(g)	8.875%		12/01/2017	355,875
475,000	United Components Inc.	9.375%		06/15/2013	483,313
					7,395,182
BUILDING MATERIALS: 0.8%
100,000	Building Materials Corp. (Acquired 3/9/2010, Cost $99,135) (c)(e)(g)	7.500%		03/15/2020	100,500
675,000	Goodman Global Group Inc.(d)	0.000%		12/15/2014	432,000
200,000	Goodman Global Inc.	13.500%		02/15/2016	220,000
148,000	Norcraft Holdings	9.750%		09/01/2012	138,750
425,000	Norcraft Holdings	10.500%		12/15/2015	444,125
300,000	Nortek Inc.	11.000%		12/01/2013	318,750
275,000	Ply Gem Industries	11.750%		06/15/2013	294,250
					1,948,375
CABLE / WIRELESS VIDEO: 0.7%
40,000	Cequel Communications Holdings (Acquired 4/29/2010, Cost $40,771) (c)(e)(g)	8.625%		11/15/2017	42,200
310,000	Insight Communications I, LLC (Acquired 6/30/2010 - 8/6/2010,	9.375%		07/15/2018	329,375
	Cost $313,567) (c)(e)(g)
450,000	Mediacom Broadband LLC	8.500%		10/15/2015	460,125
250,000	UPC Holding BV (Acquired 7/6/2009, Cost $241,979) (b)(c)(e)(g)	9.875%		04/15/2018	266,250
550,000	Virgin Media Finance Plc (b)	9.500%		08/15/2016	621,500
					1,719,450
CHEMICALS: 2.0%
375,000	Ashland Inc.	9.125%		06/01/2017	429,375
50,000	CF Industries Inc.	6.875%		05/01/2018	53,813
50,000	CF Industries Inc.	7.125%		05/01/2020	54,687
75,000	Celanese Corp. (Acquired 9/15/2010, Cost $75,000) (c)(e)(g)	6.625%		10/15/2018	76,688
250,000	Compass Minerals International, Inc.	8.000%		06/01/2019	264,063
275,000	Ferro Corp.	7.875%		08/15/2018	285,313
425,000	Hexion U.S. Finance Corp./ Hexion Nova Scotia	8.875%		02/01/2018	416,500
200,000	Hexion U.S. Finance Corp./ Hexion Nova Scotia	9.750%		11/15/2014	208,000
475,000	Huntsman International LLC	5.500%		06/30/2016	454,812
150,000	Huntsman International LLC	8.625%		03/15/2020	155,250
250,000	Huntsman International LLC (Acquired 9/14/2010, Cost $250,000) (c)(e)(g)	8.625%		03/15/2021	258,750
200,000	Koppers Inc.	7.875%		12/01/2019	208,500
675,000	Nalco Co.	8.875%		11/15/2013	690,188
250,000	Oxea Finance (Acquired 7/9/2010 and 7/19/2010,
	Cost $125,000 and $129,286, respectively) (b)(c)(e)(g)	9.500%		07/15/2017	269,375
100,000	Solutia, Inc.	7.875%		03/15/2020	106,875
450,000	Solutia, Inc.	8.750%		11/01/2017	491,625
175,000	Vertellus Specialities, Inc. (Acquired 9/27/2010 and 9/28/2010,
	Cost $100,000 and $77,438, respectively) (c)(e)(g)	9.375%		10/01/2015	181,563
					4,605,377
CONSTRUCTION MACHINERY: 0.3%
125,000	Case New Holland Inc. (Acquired 6/22/2010, Cost $124,150) (c)(e)(g)	7.875%		12/01/2017	135,781
425,000	RSC Equipment Rental Inc. (Acquired 7/13/2009 - 9/15/2009,
	Aggregate Cost $443,850) (c)(e)(g)	10.000%		07/15/2017	472,813
100,000	RSC Equipment Rental Inc.	10.250%		11/15/2019	106,250
					714,844
CONSUMER PRODUCTS: 2.8%
450,000	AAC Group Holding Corp. (Acquired 7/29/2009 - 10/23/2009,
	Aggregate Cost $412,990) (c)(e)(g)	10.250%		10/01/2012	441,000
125,000	American Achievement Corp. (Acquired 7/16/2009, Cost $120,207) (c)(e)(g)	8.250%		04/01/2012	124,531
400,000	Central Garden and Pet Co.	8.250%		03/01/2018	408,500
225,000	Diversey, Inc.	8.250%		11/15/2019	240,750
375,000	Diversey Holdings, Inc.	10.500%		05/15/2020	429,375
525,000	Easton-Bell Sports Inc.	9.750%		12/01/2016	570,281
250,000	Jarden Corp.	7.500%		05/01/2017	258,750
200,000	Jarden Corp.	8.000%		05/01/2016	213,000
250,000	Libbey Glass Inc.(Acquired 1/28/2010 and 7/8/2010,
	Cost $98,287 and $156,150, repsectively) (c)(e)(g)	10.000%		02/15/2015	268,750
400,000	School Specialty	3.750%		11/30/2026	388,000
625,000	Sealy Mattress Co.	8.250%		06/15/2014	629,687
180,000	Sealy Mattress Co. (Acquired 7/13/2009 - 9/3/2010,
	Cost $110,220 and $80,100, respectively) (c)(e)(g)	10.875%		04/15/2016	203,850
575,000	Simmons Bedding Co. (Acquired 2/2/2010 - 6/3/2010,
	Aggregate Cost $618,420) (c)(e)(g)	11.250%		07/15/2015	617,406
150,000	Spectrum Brands Inc. (Acquired 6/4/2010,
	Cost $147,951) (c)(e)(g)	9.500%		06/15/2018	160,875
557,030	Spectrum Brands Inc.	12.000%		08/28/2019	619,695
850,000	Visant Corp. (Acquired 9/17/2010, Cost $850,000) (c)(e)(g)	10.000%		10/01/2017	888,250
					6,462,700
ENERGY: 3.2%
425,000	ATP Oil & Gas Corp. (Acquired 4/19/2010 - 9/27/2010,
	Aggregate Cost $405,515) (c)(e)(g)	11.875%		05/01/2015	366,563
280,000	Atlas Pipeline Partners LP	8.750%		06/15/2018	286,300
350,000	Basic Energy Services	7.125%		04/15/2016	316,750
800,000	CHC Helicopter SA (Acquired 9/22/2010, Cost $787,192) (b)(c)(e)(g)	9.250%		10/15/2020	807,999
100,000	Chesapeake Energy Corp.	6.875%		08/15/2018	104,750
575,000	Chesapeake Energy Corp.	9.500%		02/15/2015	665,562
300,000	Cie Generale de Geophysique (b)	7.500%		05/15/2015	305,250
200,000	Cie Generale de Geophysique (b)	7.750%		05/15/2017	204,500
75,000	Cie Generale de Geophysique (b)	9.500%		05/15/2016	81,000
275,000	Complete Production Services	8.000%		12/15/2016	283,250
125,000	Denbury Resources Inc.	8.250%		02/15/2020	136,406
75,000	Denbury Resources Inc.	9.750%		03/01/2016	84,188
450,000	EXCO Resources, Inc.	7.500%		09/15/2018	447,188
220,000	Linn Energy LLC/ Finance Corp. (Acquired 9/8/2010, Cost $216,181) (c)(e)(g)	7.750%		02/01/2021	221,925
400,000	Linn Energy LLC/ Finance Corp. (Acquired 3/30/2010, Cost $390,208) (c)(e)(g)	8.625%		04/15/2020	424,000
100,000	Linn Energy LLC/ Finance Corp.	11.750%		05/15/2017	114,750
755,000	McJunkin Red Man Corp. (Acquired 12/16/2009 - 7/9/2010,
	Aggregate Cost $738,731) (c)(e)(g)	9.500%		12/15/2016	664,400
45,000	OPTI Canada Inc. (Acquired 11/16/2009, Cost $44,000) (b)(c)(e)(g)	9.000%		12/15/2012	45,563
475,000	Petrohawk Energy Corp. (Acquired 8/3/2010 and 8/31/2010,
	Cost $200,000 and $273,625, respectively) (c)(e)(g)	7.250%		08/15/2018	484,499
250,000	PHI, Inc. (Acquired 9/16/2010, Cost $250,000) (c)(e)(g)	8.625%		10/15/2018	245,625
350,000	Plains Exploration & Production Co.	7.750%		06/15/2015	367,062
735,000	Western Refining Inc. (Acquired 7/6/2009 and 8/14/2009,
	Cost $310,685 and $376,190, respectively) (c)(e)(g)	10.750%	(a)	06/15/2014	698,250
					7,355,780
ENTERTAINMENT: 1.0%
475,000	Cedar Fair LP (Acquired 7/15/2010 - 9/14/2010,
	Aggregate Cost $481,824) (c)(e)(g)	9.125%		08/01/2018	498,750
500,000	Cinemark USA Inc.	8.625%		06/15/2019	532,500
450,000	Regal Cinemas Corp.	8.625%		07/15/2019	471,938
500,000	Universal City Development Partners Ltd.	8.875%		11/15/2015	515,625
200,000	Universal City Development Partners Ltd.	10.875%		11/15/2016	216,500
					2,235,313
FINANCIAL INSTITUTIONS: 3.9%
500,000	American General Finance	4.875%		07/15/2012	472,500
355,000	CIT Group, Inc.	7.000%		05/01/2014	354,113
1,850,000	CIT Group, Inc.	7.000%		05/01/2017	1,810,687
450,000	CIT Group Funding Co. of Delaware	10.250%		05/01/2017	465,750
200,000	GMAC Inc.	6.875%		09/15/2011	206,250
550,000	GMAC Inc.	7.000%		02/01/2012	568,563
225,000	GMAC Inc. (Acquired 8/9/2010, Cost $223,011) (c)(e)(g)	7.500%		09/15/2020	239,625
450,000	GMAC Inc.(Acquired 3/10/2010, Cost $442,440) (c)(e)(g)	8.000%		03/15/2020	491,625
975,000	GMAC Inc. (Acquired 2/9/2010 - 7/6/2010, Aggregate Cost $985,842) (c)(e)(g)	8.300%		02/12/2015	1,062,749
300,000	Icahn Enterprises	8.000%		01/15/2018	301,500
330,000	International Lease Finance Corp. (Acquired 3/17/2010 and 3/30/2010,
	Cost $206,906 and $121,117, respectively) (c)(e)(g)	8.625%		09/15/2015	353,100
1,115,000	International Lease Finance Corp. (Acquired 3/17/2010 - 6/14/2010,
	Aggregate Cost $1,093,487) (c)(e)(g)	8.750%		03/15/2017	1,195,837
225,000	International Lease Finance Corp.	8.875%		09/01/2017	243,000
275,000	Lender Processing Services	8.125%		07/01/2016	296,313
850,000	Nuveen Investments Inc.	10.500%		11/15/2015	844,687
30,000	PHH Corp. (Acquired 8/6/2010, Cost $30,000) (c)(e)(g)	9.250%		03/01/2016	31,200
75,000	Provident Funding Association (Acquired 3/29/2010, Cost $75,000) (c)(e)(g)	10.250%		04/15/2017	77,250
					9,014,749
FOOD & BEVERAGE: 2.0%
725,000	Aramark Corp.	8.500%		02/01/2015	754,000
225,000	B & G Foods Inc.	7.625%		01/15/2018	234,281
75,000	Cott Beverages, Inc. (Acquired 8/12/2010, Cost $75,000) (c)(e)(g)	8.125%		09/01/2018	79,406
600,000	Dean Foods Co.	7.000%		06/01/2016	588,750
125,000	Del Monte Corp.	7.500%		10/15/2019	134,844
425,000	Michael Foods Inc. (Acquired 6/22/2010 - 8/3/2010,
	Aggregate Cost $436,090) (c)(e)(g)	9.750%		07/15/2018	454,750
125,000	Pinnacle Foods Finance LLC (Acquired 12/9/2009, Cost $125,000) (c)(e)(g)	9.250%		04/01/2015	130,000
300,000	Pinnacle Foods Finance LLC	9.250%		04/01/2015	312,000
200,000	Pinnacle Foods Finance LLC	10.625%		04/01/2017	212,750
200,000	Reddy Ice Corp.	11.250%		03/15/2015	204,500
402,000	Reddy Ice Corp.	13.250%		11/01/2015	361,800
450,000	Smithfield Foods Inc.	7.750%		07/01/2017	456,188
325,000	Smithfield Foods Inc. (Acquired 7/13/2009 - 1/5/2010, Aggregate
	Cost $373,750) (c)(e)(g)	10.000%		07/15/2014	373,750
300,000	Treehouse Foods Inc.	7.750%		03/01/2018	322,500
					4,619,519
GAMING: 2.6%
275,000	American Casino & Entertainment	11.000%		06/15/2014	268,125
475,000	Ameristar Casinos Inc.	9.250%		06/01/2014	507,063
100,000	Diamond Resorts Corp. (Acquired 8/10/2010, Cost $97,539) (c)(e)(g)	12.000%		08/15/2018	98,250
150,000	Global Cash Access LLC	8.750%		03/15/2012	148,500
425,000	Great Canadian Gaming Corp. (Acquired 7/8/2009 and 10/29/2009,
	Cost $230,201 and $170,348, respectively) (b)(c)(e)(g)	7.250%		02/15/2015	431,906
575,000	Harrahs Entertainment, Inc.	11.250%		06/01/2017	629,625
350,000	Indianapolis Downs LLC (Acquired 7/16/2009 and 7/23/2009,
	Cost $204,734 and $84,624, respectively) (c)(e)(g)	11.000%		11/01/2012	283,500
325,000	Jacobs Entertainment, Inc.	9.750%		06/15/2014	297,375
1,000,000	MGM Mirage Inc.	7.500%		06/01/2016	844,999
250,000	MGM Mirage Inc.	11.125%		11/15/2017	284,688
200,000	MGM Mirage Inc.	11.375%		03/01/2018	190,500
100,000	Peninsula Gaming LLC	8.375%		08/15/2015	104,000
425,000	Peninsula Gaming LLC	10.750%		08/15/2017	448,906
275,000	Penn National Gaming Inc.	8.750%		08/15/2019	292,188
200,000	San Pasqual Casino (Acquired 9/21/2009, Cost $193,795) (c)(e)(g)	8.000%		09/15/2013	196,250
275,000	Seminole Tribe of Florida (Acquired 11/19/2009, Cost $252,808) (c)(e)(g)	7.804%		10/01/2020	258,382
200,000	Tunica-Biloxi Gaming Authority (Acquired 10/20/2009 and 11/6/2009,
	Cost $46,027 and $139,335, respectively) (c)(e)(g)	9.000%		11/15/2015	180,750
100,000	Wynn Las Vegas LLC (Acquired 7/21/2010, Cost $100,000) (c)(e)(g)	7.750%		08/15/2020	105,500
300,000	Wynn Las Vegas LLC	7.875%		11/01/2017	321,750
225,000	Yonkers Racing Corp. (Acquired 7/13/2009 - 1/7/2010,
	Aggregate Cost $233,153) (c)(e)(g)	11.375%		07/15/2016	244,125
					6,136,382
HEALTH CARE: 4.6%
250,000	Accellent, Inc.	10.500%		12/01/2013	252,500
100,000	Axcan Intermediate Holdings	9.250%		03/01/2015	104,000
425,000	Bausch & Lomb Inc.	9.875%		11/01/2015	452,094
1,075,000	Biomet Inc.	11.625%		10/15/2017	1,197,280
350,000	Bio-Rad Laboratories, Inc.	8.000%		09/15/2016	379,750
375,000	CRC Health Corp.	10.750%		02/01/2016	354,375
350,000	HCA Inc.	7.875%		02/15/2020	382,813
2,075,000	HCA Inc.	9.625%		11/15/2016	2,251,375
375,000	Inverness Medical Innovations, Inc.	7.875%		02/01/2016	383,438
250,000	Inverness Medical Innovations, Inc.	9.000%		05/15/2016	257,500
500,000	Multiplan, Inc. (Acquired 8/12/2010 - 9/8/2010,
	Aggregate Cost $501,866) (c)(e)(g)	9.875%		09/01/2018	522,500
375,000	National Mentor Holdings, Inc.	11.250%		07/01/2014	381,563
525,000	Omnicare Inc.	6.875%		12/15/2015	530,250
50,000	Omnicare Inc.	7.750%		06/01/2020	51,125
30,000	Pharmanet Development Group (Acquired 3/31/2010, Cost $30,000) (c)(e)(g)	10.875%		04/15/2017	30,975
200,000	Rotech Healthcare Inc. (Acquired 9/29/2010, Cost $194,378) (c)(e)(g)	10.750%		10/15/2015	197,969
500,000	United Surgical Partners	9.250%		05/01/2017	515,000
50,000	Universal Health Services Corp. (Acquired 9/15/2010, Cost $50,000) (c)(e)(g)	7.000%		10/01/2018	51,625
550,000	Universal Hospital Services, Inc.	8.500%		06/01/2015	553,438
650,000	Vanguard Heath Holdings LLC/Inc.	8.000%		02/01/2018	659,750
450,000	Ventas Realty LP	6.500%		06/01/2016	469,647
704,531	VWR Funding Inc.	10.250%		07/15/2015	730,951
					10,709,918
INDUSTRIALS: 2.7%
275,000	American Tire Distributors Inc. (Acquired 5/19/2010, Cost $271,590) (c)(e)(g)	9.750%		06/01/2017	292,875
100,000	Amsted Industries (Acquired 3/12/2010, Cost $99,280) (c)(e)(g)	8.125%		03/15/2018	104,125
400,000	Baldor Electric Co.	8.625%		02/15/2017	428,000
250,000	Belden Inc. (Acquired 7/14/2009, Cost $243,669) (c)(e)(g)	9.250%		06/15/2019	270,000
300,000	Cleaver-Brooks Inc. (Acquired 4/21/2010 - 9/30/2010,
	Aggregate Cost $302,500) (c)(e)(g)	12.250%		05/01/2016	309,375
300,000	Esco Corp. (Acquired 8/26/2009, Cost $273,816) (c)(e)(g)	4.167%	(a)	12/15/2013	274,500
50,000	Esco Corp. (Acquired 2/9/2010, Cost $49,750) (c)(e)(g)	8.625%		12/15/2013	51,250
375,000	General Cable Corp.	2.908%	(a)	04/01/2015	347,813
500,000	General Cable Corp.	7.125%		04/01/2017	507,499
250,000	Hillman Group Inc./ The (Acquired 5/18/2010 and 7/28/2010,
	Cost $175,000, and $79,262, respectively) (c)(e)(g)	10.875%		06/01/2018	263,750
275,000	International Wire Group (Acquired 4/20/2010 and 7/21/2010,
	Cost $247,595 and $25,125, respectively) (c)(e)(g)	9.750%		04/15/2015	280,844
425,000	Knowledge Learning Center (Acquired 7/21/2009 - 7/13/2010,
	Aggregate Cost $413,486) (c)(e)(g)	7.750%		02/01/2015	420,750
300,000	Maxim Crane Works LP (Acquired 3/31/2010 - 7/9/2010,
	Aggregate Cost $296,101) (c)(e)(g)	12.250%		04/15/2015	272,249
250,000	Mueller Water Products	7.375%		06/01/2017	220,625
275,000	Mueller Water Products (Acquired 8/19/2010 - 9/8/2010,
	Aggregate Cost $276,021) (c)(e)(g)	8.750%		09/01/2020	288,750
575,000	RBS Global & Rexnord Corp.	8.500%		05/01/2018	584,344
300,000	Reliance Intermediate Holdings (Acquired 7/23/2009 and 8/6/2009,
	Cost $143,398 and 147,750, respectively) (b)(c)(e)(g)	9.500%		12/15/2019	318,000
450,000	Sensus Metering Systems, Inc.	8.625%		12/15/2013	454,500
325,000	SPX Corp.	7.625%		12/15/2014	354,250
200,000	Thermon Industries, Inc. (Acquired 4/23/2010 and 7/8/2010,
	Cost $50,000 and $152,957, respectively) (c)(e)(g)	9.500%		05/01/2017	209,000
					6,252,499
LODGING: 0.1%
259,000	Host Hotels & Resorts LP	7.125%		11/01/2013	263,533

MEDIA - CABLE: 0.7%
400,000	Charter Communications Holdings II (Acquired 4/14/2010 - 5/17/2010,
	Aggregate Cost $403,559) (c)(e)(g)	7.875%		04/30/2018	415,000
50,000	Charter Communications Holdings II (Acquired 4/14/2010, Cost $50,000) (c)(e)(g)	8.125%		04/30/2020	53,000
225,000	Charter Communications Holdings II	13.500%		11/30/2016	267,188
525,000	Dish DBS Corp.	6.625%		10/01/2014	548,625
400,000	Kabel Deutschland GmbH (b)	10.625%		07/01/2014	417,000
					1,700,813
MEDIA - NON-CABLE: 4.3%
300,000	Affinity Group Inc.	9.000%		02/15/2012	223,875
225,000	Belo Corp.	8.000%		11/15/2016	240,469
625,000	Clear Channel Worldwide	9.250%		12/15/2017	666,813
225,000	Entravision Communications Corp. (Acquired 7/22/2010 and 8/4/2010,
	Cost $74,041 and $153,326, respectively) (c)(e)(g)	8.750%		08/01/2017	229,500
250,000	Fox Acquisition Sub LLC (Acquired 7/29/2009, Cost $157,581) (c)(e)(g)	13.375%		07/15/2016	257,500
100,000	Inmarsat Finance Plc (Acquired 11/12/2009, Cost $99,256) (b)(c)(e)(g)	7.375%		12/01/2017	104,500
30,000	Integra Telecom (Acquired 4/9/2010, Cost $30,000) (c)(e)(g)	10.750%		04/15/2016	30,300
775,000	Intelsat Intermediate Holdings (b)	9.500%		02/01/2015	802,125
125,000	Intelsat Jackson Holdings (Acquired 10/14/2009, Cost $123,958) (b)(c)(e)(g)	8.500%		11/01/2019	135,625
1,075,000	Intelsat Jackson Holdings (b)	11.250%		06/15/2016	1,169,062
525,000	Interpublic Group Cos., Inc.	10.000%		07/15/2017	612,937
450,000	Lamar Media Corp.	6.625%		08/15/2015	455,625
225,000	Lamar Media Corp.	9.750%		04/01/2014	257,625
375,000	MDC Partners Inc. (Acquired 10/20/2009 and 10/26/2009,
	Cost $263,377 and $100,916, respectively) (b)(c)(e)(g)	11.000%		11/01/2016	401,250
575,000	Medimedia USA Inc. (Acquired 8/25/2009 - 7/28/2010,
	Aggregate Cost $403,982) (c)(e)(g)	11.375%		11/15/2014	515,344
225,000	Nexstar Broadcasting Inc.	7.000%		01/15/2014	222,188
275,000	Nexstar Broadcasting Group, Inc. (Acquired 4/8/2010 and 7/13/2010,
	Cost $198,728 and $76,844, respectively) (c)(e)(g)	8.875%		04/15/2017	286,688
175,000	Nielsen Finance LLC	7.750		10/15/2018	175,000
325,000	Nielsen Finance LLC	12.500%	(a)	08/01/2016	325,406
525,000	Nielsen Finance LLC	11.500%		05/01/2016	595,875
300,000	Proquest LLC (Acquired 9/16/2010 - 9/24/2010,
	Aggregate Cost $301,685) (c)(d)(e)(g)	9.000%		10/15/2018	304,500
175,000	Quebecor Media, Inc. (b)	7.750%		03/15/2016	180,469
275,000	Rainbow National Services LLC (Acquired 7/13/2009, Cost $286,096) (c)(e)(g)	10.375%		09/01/2014	285,999
475,000	SGS International Inc.	12.000%		12/15/2013	491,625
375,000	Sirius XM Radio Inc. (Acquired 3/12/2010 - 6/18/2010,
	Aggregate Cost $373,141) (c)(e)(g)	8.750%		04/01/2015	398,437
382,189	Umbrella Acquisition Inc. (Acquired 10/15/2009 - 9/15/2010,
	Aggregate Cost $320,979) (c)(e)(g)	9.750%		03/15/2015	365,946
125,000	XM Satellite Radio Inc. (Acquired 7/9/2009, Cost $124,688) (c)(e)(g)	11.250%		06/15/2013	137,188
225,000	XM Satellite Radio Inc. (Acquired 9/14/2009 - 1/25/2010,
	Aggregate Cost $227,959) (c)(e)(g)	13.000%		08/01/2014	258,749
					10,130,620
METALS & MINING: 0.1%
200,000	Aquilex Holdings/ Aquilex Finance (Acquired 12/16/2009,
	and 1/25/2010, Cost $171,503 and $25,933, respectively) (c)(e)(g)	11.125%		12/15/2016	198,000
45,000	Consol Energy Inc. (Acquired 3/25/2010, Cost $45,000) (c)(e)(g)	8.000%		04/01/2017	48,713
50,000	Consol Energy Inc. (Acquired 3/25/2010, Cost $50,000) (c)(e)(g)	8.250%		04/01/2020	54,625
					301,338
PACKAGING: 2.1%
400,000	Ardagh Packaging Finance Plc (Acquired 9/30/2010, Cost $407,000) (c)(e)(g)	9.125%		10/15/2020	399,999
400,000	Ball Corp.	7.125%		09/01/2016	432,000
475,000	Berry Plastics Corp.	8.875%		09/15/2014	461,938
225,000	Berry Plastics Corp.	9.500%		05/15/2018	211,500
350,000	Bway Holding Co. (Acquired 6/8/2010 and 7/7/2010,
	Cost $273,993 and $79,049, respectively) (c)(e)(g)	10.000%		06/15/2018	378,875
525,000	Crown Americas LLC	7.750%		11/15/2015	546,655
575,000	Graham Packaging Co. LP (Acquired 11/18/2009 - 9/7/2010,
	Aggregate Cost $568,836) (c)(e)(g)	8.250%		01/01/2017	583,625
125,000	Graham Packaging Co. LP (Acquired 9/21/2010, Cost $125,312) (c)(e)(g)	8.250%		10/01/2018	127,031
400,000	Greif Inc.	7.750%		08/01/2019	432,500
425,000	Owens-Brockway Glass Container, Inc.	7.375%		05/15/2016	457,406
575,000	Reynolds Group (Acquired 10/29/2009 - 11/18/2009,
	Aggregate Cost $572,842) (c)(e)(g)	7.750%		10/15/2016	585,063
275,000	Reynolds Group (Acquired 4/28/2010 and 9/20/2010,
	Cost $150,000 and $121,885, respectively) (c)(e)(g)	8.500%		05/15/2018	268,813
					4,885,405
PAPER: 1.2%
450,000	Boise Paper Holdings/ Finance	9.000%		11/01/2017	482,624
75,000	Cascades, Inc. (b)	7.875%		01/15/2020	78,188
700,000	Georgia-Pacific LLC (Acquired 7/8/2009 -10/13/2009,
	Aggregate Cost $708,004) (c)(e)(g)	8.250%		05/01/2016	777,875
332,000	Graphic Packaging International Corp.	9.500%		08/15/2013	339,055
325,000	Graphic Packaging International Corp.	9.500%		06/15/2017	346,125
125,000	Newpage Corp.	11.375%		12/31/2014	113,125
250,000	PE Paper Escrow GMBH (Acquired 7/24/2009 - 12/16/2009,
	Aggregate Cost $253,017) (b)(c)(e)(g)	12.000%		08/01/2014	288,750
350,000	Rock-Tenn Co.	9.250%		03/15/2016	384,125
					2,809,867
RESTAURANTS: 0.4%
575,000	NPC International Inc.	9.500%		05/01/2014	586,500
350,000	Seminole Hard Rock Entertainment, Inc. (Acquired 10/21/2009 and 4/7/2010,
	Cost $281,721 and $22,490, respectively) (c)(e)(g)	2.792%	(a)	03/15/2014	307,125
					893,625
RETAILERS: 2.6%
425,000	Dollar General Corp.	11.875%		07/15/2017	497,250
275,000	Express LLC/ Express Finance	8.750%		03/01/2018	290,125
575,000	General Nutrition Center	5.750%	(a)	03/15/2014	569,969
350,000	Limited Brands Inc.	8.500%		06/15/2019	406,875
450,000	Macys Retail Holdings, Inc.	6.650%		07/15/2024	457,875
200,000	Nebraska Book Co.	8.625%		03/15/2012	191,000
425,000	Nebraska Book Co.	10.000%		12/01/2011	430,313
600,000	Penske Auto Group Inc.	7.750%		12/15/2016	585,749
150,000	QVC Inc. (Acquired 3/17/2010, Cost $150,000) (c)(e)(g)	7.125%		04/15/2017	155,250
425,000	QVC Inc. (Acquired 9/22/2009 and 9/24/2009, Cost $122,847
	and $300,708, respectively) (c)(e)(g)	7.500%		10/01/2019	444,125
625,000	Sally Holdings LLC	10.500%		11/15/2016	684,375
75,000	Susser Holdings Corp.	8.500%		05/15/2016	78,000
550,000	Toys 'R' Us	10.750%		07/15/2017	621,500
275,000	Yankee Candle Co., Inc./The	8.500%		02/15/2015	283,938
475,000	Yankee Candle Co., Inc./The	9.750%		02/15/2017	494,000
					6,190,344
SERVICES: 2.3%
250,000	Bankrate Inc. (Acquired 6/29/2010 and 7/7/2010,
	Cost $148,616 and $99,750, respectively) (c)(e)(g)	11.750%		07/15/2015	267,500
350,000	Ceridian Corp.	11.250%		11/15/2015	322,875
25,000	Coffeyville Resources (Acquired 3/25/2010, Cost $24,878) (c)(e)(g)	9.000%		04/01/2015	26,375
490,000	Coffeyville Resources (Acquired 3/25/2010 - 7/12/2010,
	Aggregate Cost $486,318) (c)(e)(g)	10.875%		04/01/2017	516,950
450,000	Garda World Security Corp. (Acquired 3/8/2010 - 5/17/2010,
	Aggregate Cost $455,808) (b)(c)(e)(g)	9.750%		03/15/2017	479,250
475,000	KAR Auction Services	8.750%		05/01/2014	494,594
1,000,000	Leucadia National Corp.	7.125%		03/15/2017	1,002,500
475,000	Sitel LLC/ Sitel Finance Corp. (Acquired 3/15/2010 and 8/3/2010,
	Cost $390,299 and $58,007, respectively) (c)(e)(g)	11.500%		04/01/2018	380,000
275,000	Trans Union LLC (Acquired 6/10/2010 and 7/7/2010,
	Cost $200,000 and $78,687, respectively) (c)(e)(g)	11.375%		06/15/2018	312,812
75,000	United Rentals North America	9.250%		12/15/2019	81,188
75,000	West Corp. (Acquired 9/30/2010, Cost $75,000) (c)(e)(g)	8.625%		10/01/2018	75,000
575,000	West Corp.	9.500%		10/15/2014	601,594
725,000	West Corp.	11.000%		10/15/2016	770,312
					5,330,950
TECHNOLOGY: 3.5%
400,000	Activant Solutions Inc.	9.500%		05/01/2016	384,500
225,000	Advanced Micro Devices, Inc. (Acquired 7/26/2010 and 9/24/2010,
	Cost $50,000 and $176,312, respectively) (c)(e)(g)	7.750%		08/01/2020	232,313
350,000	Advanced Micro Devices, Inc.	8.125%		12/15/2017	369,250
400,000	Aspect Software Inc. (Acquired 4/30/2010 - 9/14/2010,
	Aggregate Cost $402,723) (c)(e)(g)	10.625%		05/15/2017	415,500
475,000	Compucom Systems Inc. (Acquired 7/20/2009 - 9/21/2010,
	Aggregate Cost $441,871) (c)(e)(g)	12.500%		10/01/2015	510,625
50,000	Fidelity National Information Services, Inc. (Acquired 7/8/2010,
	Cost $50,000) (c)(e)(g)	7.625%		07/15/2017	53,375
125,000	Fidelity National Information Services, Inc. (Acquired 7/8/2010 and 9/7/2010,
	Cost $50,000 and $79,483, respectively) (c)(e)(g)	7.875%		07/15/2020	134,688
500,000	Freescale Semiconductor, Inc. (Acquired 4/7/2010 - 9/9/2010,
	Aggregate cost $498,702) (c)(e)(g)	9.250%		04/15/2018	519,999
325,000	Freescale Semiconductor, Inc. (Acquired 9/22/2010 and 9/24/2010,
	Cost $250,000 and $74,813, respectively) (c)(d)(e)(g)	10.750%		08/01/2020	325,813
500,000	GXS Worldwide Inc. (Acquired 12/17/2009 - 9/22/2010,
	Aggregate Cost $490,391) (c)(e)(g)	9.750%		06/15/2015	498,125
350,000	Interactive Data Corp. (Acquired 7/20/2010 - 9/9/2010,
	Aggregate Cost $358,175) (c)(e)(g)	10.250%		08/01/2018	374,500
275,000	Kemet Corp. (Acquired 4/21/2010 - 9/13/2010,
	Aggregate Cost $275,499) (c)(e)(g)	10.500%		05/01/2018	287,719
375,000	Magnachip Semiconductor (Acquired 4/6/2010 - 9/20/2010,
	Aggregate Cost $380,393) (b)(c)(e)(g)	10.500%		04/15/2018	396,562
375,000	Seagate Technology HDD Holdings (b)	6.800%		10/01/2016	382,500
50,000	Seagate Technology HDD Holdings (Acquired 4/29/2010,
	Cost $50,000) (b)(c)(e)(g)	6.875%		05/01/2020	48,875
350,000	Serena Software, Inc.	10.375%		03/15/2016	358,750
127,000	SS&C Technologies Inc.	11.750%		12/01/2013	132,398
375,000	SSI Investments II Ltd. (Acquired 5/21/2010 - 8/5/2010,
	Aggregate Cost $376,104) (c)(e)(g)	11.125%		06/01/2018	411,563
400,000	Stream Global Services Inc.	11.250%		10/01/2014	394,000
600,000	Sungard Data Systems Inc.	10.250%		08/15/2015	631,500
500,000	Sungard Data Systems Inc.	10.625%		05/15/2015	557,500
400,000	Terremark Worldwide Inc.	12.000%		06/15/2017	457,000
225,000	Viasystems, Inc. (Acquired 11/10/2009 and 7/14/2010,
	Cost $169,459 and $54,334, respectively) (c)(e)(g)	12.000%		01/15/2015	245,531
					8,122,586
TELECOMMUNICATIONS: 2.4%
500,000	DigitalGlobe Inc. (Acquired 7/7/2009, Cost $512,009 (c)(e)(g)	10.500%		05/01/2014	556,250
750,000	Geoeye Inc. (Acquired 9/24/2009 and 10/16/2009,
	Cost $253,306 and $512,121, respectively) (c)(e)	9.625%		10/01/2015	818,438
1,000,000	Global Crossing Ltd. (Acquired 9/11/2009 and 10/2/2009,
	Cost $253,956 and $778,131, respectively) (b)(c)(e)	12.000%		09/15/2015	1,129,999
200,000	Intelsat Bermuda Ltd. (Acquired 12/1/2009, Cost $198,000) (b)(c)(e)(g)	11.250%		02/04/2017	214,250
169,336	Intelsat Bermuda Ltd. (Acquired 12/9/2009 - 8/16/2010,
	Aggregate Cost $165,839) (c)(e)(g)	11.500%		02/04/2017	183,518
500,000	Level 3 Financing Inc.	9.250%		11/01/2014	470,000
160,000	Level 3 Financing Inc. (Acquired 1/5/2010, Cost $156,916) (c)(e)(g)	10.000%		02/01/2018	144,000
900,000	Paetec Holding Corp. (Acquired 10/6/2009, Cost $891,000) (c)(e)(g)	8.875%		06/30/2017	940,500
500,000	Qwest Communications International Inc.	7.500%		02/15/2014	510,000
500,000	Viasat Inc. (Acquired 10/21/2009, Cost $506,209) (c)(e)(g)	8.875%		09/15/2016	538,125
					5,505,080
TRANSPORTATION: 0.7%
375,000	Avis Budget Car Rental	9.625%		03/15/2018	396,563
425,000	CEVA Group Plc (Acquired 9/30/2009 and 10/30/2009,
	Cost $267,846, and $154,781, respectively) (b)(c)(e)(g)	11.625%		10/01/2016	448,375
175,000	Hertz Corp. (Acquired 9/16/2010, Cost $175,000) (c)(e)(g)	7.500%		10/15/2018	175,000
325,000	Hertz Corp.	8.875%		01/01/2014	333,531
200,000	Hertz Corp.	10.500%		01/01/2016	212,500
					1,565,969
UTILITY - ELECTRIC: 0.8%
250,000	Dynegy Holdings, Inc.	7.750%		06/01/2019	171,250
225,000	Energy Future Intermediate Holding Co. LLC	10.000%		12/01/2020	223,293
650,000	NRG Energy Inc.	7.375%		02/01/2016	668,687
370,000	NRG Energy Inc. (Acquired 8/17/2010,
	Cost $370,000) (c)(e)(g)	8.250%		09/01/2020	381,563
525,000	Texas Competitive Electric Holdings Co. LLC	10.250%		11/01/2015	343,875
					1,788,668
UTILITY - NATURAL GAS: 1.8%
450,000	Amerigas Partners LP	7.250%		05/20/2015	465,750
550,000	Crosstex Energy/ Crosstex Energy Finance	8.875%		02/15/2018	576,125
450,000	Energy Transfer Equity LP	7.500%		10/15/2020	473,625
350,000	Holly Energy Partners LP	6.250%		03/01/2015	344,750
100,000	Inergy LP (Acquired 9/13/2010, Cost $100,000) (c)(e)(g)	7.000%		10/01/2018	102,500
550,000	Inergy LP	8.750%		03/01/2015	593,313
550,000	MarkWest Energy Partners LP	8.750%		04/15/2018	594,000
500,000	Niska Gas Storage (Acquired 2/26/2010 - 6/3/2010,
	Aggregate Cost $502,132) (c)(e)(g)	8.875%		03/15/2018	535,000
150,000	Regency Energy Partners LP	8.375%		12/15/2013	156,375
300,000	Regency Energy Partners LP (Acquired 7/10/2009 and 7/6/2010,
	Cost $292,945 and $53,637, respectively) (c)(e)(g)	9.375%		06/01/2016	385,875
					4,227,313
WIRELESS COMMUNICATIONS: 3.6%
250,000	Cricket Communications Inc.	7.750%		05/15/2016	265,313
125,000	Digicel Group Ltd. (Acquired 11/23/2009 and 4/14/2010,
	Cost $49,313 and $75,548, repsectively) (b)(c)(e)(g)	8.250%		09/01/2017	131,250
475,000	Digicel Group Ltd. (Acquired 7/9/2009 - 7/24/2009,
	Aggregate Cost $417,150) (b)(c)(e)(g)	8.875%		01/15/2015	484,500
450,000	Digicel Group Ltd. (Acquired 7/9/2009 - 1/5/2010,
	Aggregate Cost $477,582) (b)(c)(e)(g)	12.000%		04/01/2014	524,250
400,000	MetroPCS Wireless, Inc.	7.875%		09/01/2018	412,000
650,000	MetroPCS Wireless, Inc.	9.250%		11/01/2014	680,875
725,000	Nextel Communications, Inc.	7.375%		08/01/2015	728,625
100,000	NII Capital Corp. (Acquired 12/9/2009, Cost $99,187) (c)(e)(g)	8.875%		12/15/2019	111,125
325,000	SBA Telecommunications Corp.	8.000%		08/15/2016	349,375
1,125,000	Sprint Capital Corp.	6.900%		05/01/2019	1,130,624
250,000	Sprint Capital Corp.	8.375%		03/15/2012	267,500
500,000	Sprint Capital Corp.	8.750%		03/15/2032	525,000
450,000	Sprint Nextel Corp.	8.375%		08/15/2017	488,250
335,000	Trilogy International LLC (Acquired 8/3/2010 - 9/21/2010,
	Aggregate Cost $320,372) (c)(e)(g)	10.250%		08/15/2016	311,550
225,000	TW Telecom Holdings Inc.	8.000%		03/01/2018	235,688
1,100,000	Wind Acquisition Finance SA (Acquired 7/6/2009 and 7/28/2009,
	Cost $506,188 and $633,795, respectively) (b)(c)(e)(g)	11.750%		07/15/2017	1,232,688
107,146	Wind Acquisition Finance SA (Acquired 12/10/2009 and 7/16/2010,
	Cost $98,361 and $7,146, respectively) (b)(c)(e)(g)	12.250%		07/15/2017	114,780
375,000	Windstream Corp. (Acquired 7/12/2010 and 8/2/2010, Cost $272,932 and
	$101,979, respectively)	8.125%		09/01/2018	388,125
					8,381,518
Total Corporate Bonds
(Cost $124,967,638)					133,056,230

LOANS(a): 40.5%
AEROSPACE: 0.9%
12,390	AM General Corporation	3.260%		09/30/2012	10,903
237,610	AM General Corporation	3.260%		09/30/2013	209,097
474,228	Dae Aviation Holdings, Inc.	4.230%		07/31/2014	443,996
850,000	Dyncorp International Inc.	6.250%		07/07/2016	852,329
256,455	Hawker Beechcraft Inc.	10.500%		03/26/2014	254,132
474,861	Sequa Corp.	3.790%		12/03/2014	444,788
					2,215,245
BROADCASTING: 1.7%
140,000	Clear Channel Communications, Inc. (d)	0.000%		01/29/2016	115,478
2,096,386	Clear Channel Communications, Inc.	3.910%		07/30/2014	1,644,666
173,518	CMP Susquehanna	2.310%		05/05/2013	155,226
419,121	Gray Television, Inc.	3.760%		12/31/2014	401,308
444,091	Sinclair Broadcasting Group	6.750%		10/29/2015	445,534
1,342,840	Umbrella Acquisition	2.510%		09/29/2014	1,179,376
					3,941,588
CABLE/WIRELESS VIDEO: 2.0%
69,820	Bragg Communications	2.800%		08/31/2014	68,249
357,662	Bresnan Communications, LLC	2.270%		09/29/2013	354,236
216,360	Cequel Communications, LLC	2.260%		11/05/2013	209,519
2,197,978	Charter Communications Operating, LLC	8.560%		03/06/2014	2,131,812
344,138	MCC Iowa	4.500%		10/23/2017	339,406
495,000	Mediacom LLC	5.500%		08/15/2019	489,223
273,543	Quebecor Media (b)	2.530%		01/17/2013	262,601
800,000	UPC Financing (b)	4.250%		12/31/2016	775,872
100,000	WideOpenWest Finance LLC	8.750%		06/26/2014	96,833
					4,727,751
CHEMICALS: 1.3%
300,000	Chemtura Corp.	5.500%		08/16/2016	301,350
300,000	Chemtura Corp.	6.000%		02/02/2011	302,063
116,836	Gentek Inc.	7.000%		10/28/2014	116,586
320,400	Huntsman International LLC	1.980%		04/21/2014	306,324
115,368	Huntsman International LLC	2.520%		06/30/2016	110,557
279,473	Ineos Group Holdings Plc	7.500%		12/14/2013	278,920
287,434	Ineos Group Holdings Plc	10.000%		12/16/2014	288,302
237,718	MacDermid Holdings, LLC	2.260%		04/12/2014	221,078
576,875	Nalco Co.	5.750%		05/07/2016	576,196
197,313	Solutia Inc.	4.750%		03/12/2017	197,648
300,000	Univar (d)	0.000%		10/10/2014	297,150
					2,996,174
CONSUMER NON-DURABLES: 0.5%
240,851	Bausch & Lomb Inc.	3.510%		04/24/2015	230,790
184,250	Hanesbrands, Inc.	5.250%		12/10/2015	185,702
421,108	Phillips - Van Heusen Corp.	4.750%		05/04/2016	423,883
228,850	Revlon Consumer Products	6.000%		03/09/2015	227,706
					1,068,081
DIVERSIFIED MEDIA: 3.3%
298,500	Affinion Group Inc.	5.000%		04/19/2016	292,094
435,067	Carmike Cinemas Inc.	5.500%		01/27/2016	435,302
354,057	Catalina Marketing Corp.	3.010%		10/01/2014	345,205
1,050,263	Cengage Learning, Inc.	2.780%		07/03/2014	941,058
256,723	Cinemark USA, Inc.	3.650%		04/30/2016	255,714
749,419	Getty Images, Inc.	6.250%		07/02/2015	753,166
518,558	Harland Clark Holdings	2.760%		06/30/2014	454,226
798,000	IMG World Wide Inc. (f)	7.250%		06/11/2015	776,055
457,700	Live Nation, Inc.	4.500%		11/06/2016	451,979
543,125	Nielsen Finance LLC	4.010%		05/02/2016	524,458
278,600	Regal Cinemas Corp.	4.030%		11/18/2016	276,859
1,865,000	Village Roadshow Films, Ltd. (f)	5.500%		05/27/2015	1,846,349
301,588	Weather Channel, Inc./ The	5.000%		09/14/2015	301,965
					7,654,430
ENERGY: 2.5%
880,208	Big West Oil	12.000%		02/19/2015	893,411
227,778	CGGVeritas (b)	5.500%		01/12/2014	227,352
1,125,750	CITGO Petroleum Corp.	8.000%		06/24/2015	1,128,429
123,990	Dresser Inc.	2.610%		05/04/2014	119,057
209,475	EnergySolutions, LLC	6.250%		08/12/2016	209,737
247,475	Enterprise GP Holdings L.P.	2.780%		11/08/2014	245,619
175,000	EPCO Holdings, Inc.	1.260%		08/07/2012	163,625
1,707,750	MEG Energy Corp.	6.000%		04/03/2016	1,709,458
329,044	Petroleum Geo-Services	2.290%		06/29/2015	315,060
694,750	Vulcan Energy Corp.	5.500%		09/25/2015	698,223
139,702	Western Refining Inc.	10.750%		05/30/2014	136,559
					5,846,530
FINANCIALS: 2.6%
676,839	American Capital Holdings, Inc.	8.500%		03/31/2011	675,872
1,225,000	American General Finance Corp.	7.250%		04/20/2015	1,230,279
125,000	BNY ConvergEx Group, LLX	3.260%		10/02/2013	121,303
645,373	CIT Group, Inc.	6.250%		01/20/2012	649,574
695,577	Delos Aircraft Inc.	7.000%		03/15/2016	705,266
125,000	FIG LLC (d)	0.000%		09/30/2015	125,000
396,000	Hub International Holdings	6.750%		06/12/2014	390,721
464,423	International Lease Finance Corp.	6.750%		03/15/2015	471,306
897,750	MSCI, Inc.	4.750%		04/09/2016	901,117
345,000	Nuveen Investments Inc.	3.480%		11/13/2014	309,551
495,000	USI Holdings Corp.	7.000%		05/05/2014	481,388
					6,061,377
FOOD & DRUG: 0.7%
146,809	Dole Food Company Inc.	5.500%		02/23/2017	147,453
225,280	Mylan Inc.	3.560%		10/02/2014	224,588
825,000	NBTY Inc. (d)	0.000%		09/22/2017	832,838
294,643	Supervalu Inc.	1.130%		06/02/2011	290,132
224,438	WM. Bolthouse Farms Inc.	5.500%		02/10/2016	224,062
					1,719,073
FOOD & TOBACCO: 0.7%
547,696	Dean Foods Co.	3.540%		04/02/2014	537,808
483,788	Michael Foods Inc.	6.250%		06/29/2016	486,637
385,000	Pierre Foods, Inc. (d)	0.000%		09/29/2016	380,188
134,663	Pinnacle Foods Group Inc.	6.000%		04/02/2014	135,019
					1,539,652
FOREST PRODUCTS/CONTAINERS: 0.9%
101,841	Anchor Glass Container Corp.	6.000%		02/25/2016	101,714
551,903	Georgia-Pacific Corp.	8.840%		12/20/2012	548,453
300,000	Graham Packaging	6.000%		09/16/2016	302,250
340,000	Reynolds Consumer Products Holdings Inc.	6.250%		05/04/2016	339,745
360,000	Reynolds Consumer Products Holdings Inc.	6.750%		11/02/2015	361,393
369,075	Smurfit-Stone Container Corp.	6.750%		02/10/2016	370,633
					2,024,188
GAMING/LEISURE: 1.4%
125,000	Bombardier Recreational Products	3.410%		06/28/2013	108,281
748,125	Cedar Fair-Canada	5.500%		02/17/2012	753,609
406,577	Harrah's Entertainment Inc.	9.500%		10/01/2016	416,371
200,000	Las Vegas Sands (d)	0.000%		05/23/2014	185,212
199,500	Las Vegas Sands (d)	0.000%		11/23/2016	181,227
372,187	Universal City Development Partners Ltd.	5.500%		10/29/2014	374,979
742,500	Universal City Development Partners Ltd.	7.750%		10/29/2014	744,973
490,550	Venetian Macao Limited	4.780%		05/25/2013	483,805
					3,248,457
HEALTH CARE: 4.1%
616,900	Ardent Health Services LLC	6.500%		09/14/2015	605,846
577,557	Biomet Inc.	3.260%		03/25/2015	560,034
124,492	Carestream Health Holdings, Inc.	2.260%		04/30/2013	120,407
1,489,230	Community Health Systems, Inc.	2.550%		07/25/2014	1,412,446
40,715	CRC Health Corp.	2.540%		02/06/2013	37,916
300,665	CRC Health Corp.	2.540%		02/06/2013	279,994
180,000	Gentiva Health Services, Inc.	6.750%		08/12/2016	179,325
200,000	Golden Gate National Care	8.010%		10/09/2011	193,000
1,836,501	HCA Inc.	1.540%		11/17/2012	1,772,425
493,187	Health Management Associates, Inc.	2.040%		02/28/2014	464,676
119,844	Iasis Healthcare Corp. (d)	0.000%		03/14/2014	115,200
32,694	Iasis Healthcare Corp. (d)	0.000%		03/14/2014	31,427
346,258	Iasis Healthcare Corp. (d)	0.000%		03/14/2014	332,841
295,158	IM US Holdings, LLC	2.260%		06/26/2014	282,035
522,981	MultiPlan Inc.	6.500%		04/12/2013	522,107
980,000	Universal Health Services, Inc. (d)	0.000%		07/28/2016	983,832
60,000	Valeant Pharmaceuaticals International (d)	0.000%		09/21/2016	60,503
240,000	Valeant Pharmaceuaticals International (d)	0.000%		09/21/2016	242,011
299,250	Vanguard Health Systems	5.000%		01/15/2016	296,724
73,529	Warner Chillcott	3.500%		03/14/2015	73,805
226,471	Warner Chillcott	6.000%		10/14/2014	227,320
798,463	Warner Chillcott	6.250%		04/30/2015	795,004
					9,588,878
HOUSING: 1.3%
104,832	Building Materials Corp.	3.060%		02/22/2014	103,391
550,000	Capital Automotive LP	2.010%		12/16/2010	543,125
317,760	Capital Automotive LP	2.760%		12/16/2011	301,071
134,296	Capital Automotive LP	2.760%		12/14/2012	130,267
254,945	CB Richard Ellis Services, Inc.	6.000%		12/20/2013	253,338
736,141	CB Richard Ellis Services, Inc.	6.500%		12/20/2015	736,141
493,727	CB Richard Ellis Services, Inc.	6.750%		12/20/2015	493,934
405,619	Realogy Corp.	3.260%		10/09/2013	360,133
95,000	Realogy Corp.	13.500%		10/15/2017	101,116
					3,022,516
INFORMATION TECHNOLOGY: 5.2%
240,625	Allen Systems Group	8.500%		10/19/2013	241,077
343,275	Aspect Software, Inc.	6.250%		05/07/2016	341,559
775,696	Avaya Inc.	3.060%		12/10/2014	687,561
372,188	Booz Allen Hamilton Inc.	6.000%		07/31/2015	371,815
345,000	Ceridian Corp.	3.260%		11/09/2014	309,582
347,966	Cinedigm Digital Funding I	5.250%		04/21/2016	342,747
1,000,000	Dupont Fabros Technology LP	5.750%		12/02/2014	995,001
395,000	Fidelity National Information Services	5.250%		07/18/2016	397,718
546,479	First Data Corp.	3.070%		09/24/2014	480,716
962,595	Flextronics International Ltd.	2.510%		10/01/2012	938,530
345,000	Freescale Semiconductor, Inc. (d)	0.000%		12/01/2012	316,883
408,685	Freescale Semiconductor, Inc.	4.510%		12/01/2016	372,741
394,013	Interactive Data Corp.	6.750%		01/29/2017	398,031
2,100,000	NDS Group Plc	6.980%		02/03/2017	2,063,251
240,106	Network Solutions LLC	2.510%		03/07/2014	225,699
1,025,000	SAVVIS, Inc.	6.750%		08/02/2016	1,028,208
180,000	Sonicwall, Inc.	8.250%		01/23/2016	180,000
69,650	Spansion LLC	6.500%		02/08/2015	69,998
496,134	SunGard Data Systems, Inc.	2.100%		02/28/2014	479,543
728,175	Telcordia Technologies	6.750%		04/30/2016	729,544
334,163	Trans Union LLC	6.750%		06/15/2017	337,671
689,356	West Corp.	7.250%		10/24/2013	688,708
					11,996,583
MANUFACTURING: 0.6%
783,055	Allison Transmission, Inc.	3.050%		08/07/2014	734,216
200,000	Generac Power Systems Inc.	2.760%		11/12/2013	184,526
338,430	Manitowoc Co.	8.000%		10/25/2014	339,489
133,965	Veyance Technologies	2.760%		07/31/2014	115,670
					1,373,901
MEDIA/TELECOM: 0.5%
548,625	Integra Telecom, Inc.	9.250%		04/15/2015	548,526
208,950	Lamar Media Corp.	4.250%		10/29/2016	209,690
304,238	Quad Graphics, Inc.	5.500%		04/15/2016	298,661
					1,056,877
METALS/MINERALS: 0.5%
548,648	Bucyrus International, Inc.	4.500%		12/21/2015	552,352
305,000	Global Brass & Copper, Inc.	10.250%		08/13/2015	298,900
448,997	John Maneely Co.	3.780%		12/08/2013	436,511
					1,287,763
RETAIL: 1.1%
345,630	Claire's Stores Inc.	3.230%		05/29/2014	301,075
164,549	Collective Brands, Inc.	3.120%		08/01/2014	161,618
110,980	Dollar General Corp.	3.010%		07/04/2014	108,825
185,122	Dollar General Corp.	3.010%		07/04/2014	180,139
150,000	Michaels Stores	2.690%		10/31/2013	144,778
503,957	Michaels Stores	4.940%		07/31/2016	493,248
299,106	Neiman Marcus Group, Inc.	2.290%		04/06/2013	289,535
862,923	Pilot Travel Centers LLC	5.250%		11/24/2015	871,768
					2,550,986
SERVICES: 1.0%
300,000	Alliance Laundry (d)	0.000%		09/23/2016	301,875
303,475	Aquilex Holdings Corp.	5.500%		03/26/2016	302,716
478,800	Corelogic Inc.	4.750%		04/09/2016	479,997
447,121	Dollar Thrifty Automotive Group, Inc.	2.760%		06/15/2013	442,650
208,472	Harbor Freight Tools USA, Inc.	5.000%		02/23/2016	208,645
247,372	Hertz Corp.	2.010%		12/21/2012	242,518
219,149	Sedgewick CMS Holdings, Inc.	5.500%		05/20/2016	219,423
239,400	Vertafore, Inc.	7.250%		07/29/2016	239,773
					2,437,597
TELECOMMUNICATIONS: 1.3%
246,073	Asurion Corp.	3.400%		07/03/2014	235,492
385,000	Consolidated Communications Inc.	2.760%		12/29/2014	366,713
166,217	Intelsat Corp. (d)	0.000%		07/03/2014	159,914
166,217	Intelsat Corp. (d)	0.000%		01/03/2014	159,914
166,268	Intelsat Corp. (d)	0.000%		01/03/2014	159,963
250,000	Intelsat Jackson Holdings (d)	0.000%		01/03/2014	234,323
494,859	Intelsat Subsidiary Holding Co. Ltd.	3.030%		02/01/2014	475,375
1,000,000	Level 3 Communications	2.783%		03/13/2014	911,070
324,530	Telesat Holdings Inc.	3.260%		10/31/2014	315,381
					3,018,145
TRANSPORTATION: 2.5%
1,975,675	Ford Motor Co.	3.010%		12/15/2013	1,933,494
513,000	HHI Holdings LLC	10.500%		03/30/2015	515,565
179,100	Ozburn-Hessey Holding Co., LLC	7.500%		04/15/2016	181,115
1,105,000	Pinafore (d)	0.000%		09/21/2016	1,114,082
831,949	Sabre Holdings Corp.	2.480%		09/30/2014	769,037
374,063	Tenneco Inc.	5.040%		06/03/2016	373,284
361,425	TI Automotive Ltd.	9.500%		08/17/2016	361,425
300,000	United Airlines Inc.	2.310%		02/02/2014	281,250
300,000	United Components Inc. (d)	0.000%		03/23/2017	301,200
					5,830,452
UTILITY: 2.3%
311,422	Calpine Corp.	3.170%		03/29/2014	304,026
500,000	FirstLight Power Resources, Inc.	4.810%		05/01/2014	457,500
555,000	GenOn Energy, Inc. (d)	0.000%		09/20/2017	552,919
240,706	Kgen LLC	2.060%		02/01/2014	227,467
663,338	New Development Holdings, Inc.	7.000%		06/08/2017	672,578
1,000,639	NRG Energy Inc.	2.280%		02/01/2013	971,501
49,305	TPF Generation Holdings, LLC	0.430%		12/15/2011	46,552
157,282	TPF Generation Holdings, LLC	0.430%		12/15/2013	148,501
383,459	TPF Generation Holdings, LLC	2.530%		12/15/2013	362,051
215,000	TPF Generation Holdings, LLC	4.540%		12/13/2014	194,710
1,892,195	TXU Energy Co. LLC	3.760%		10/10/2014	1,469,327
					5,407,132
WIRELESS COMMUNICATIONS: 1.6%
905,556	Airvana	10.960%		08/30/2014	895,368
721,375	Cincinnati Bell Inc.	6.500%		06/10/2016	725,884
385,650	MetroPCS Wireless, Inc.	2.630%		11/03/2013	377,016
984,750	Skype Technologies	7.000%		02/22/2015	987,763
700,000	Wind Acquisition Finance SA (b)	7.720%		11/26/2014	702,499
					3,688,530
Total Loans
	(Cost $93,096,283)				94,301,906

Shares
PREFERRED STOCK - 0.0%
Financials - 0.0%
1,480	Citigroup Capital XII				39,087
Total Preferred Stock
(Cost $37,000)					39,087

SHORT TERM INVESTMENT: 5.5%
Money Market Investment: 5.5%
12,701,052	Federated Prime Obligations Fund, 0.21% (h)				12,701,052
Total Short Term Investment
(Cost $12,701,052)					12,701,052
TOTAL INVESTMENTS
(Cost $230,801,973), 103.2%					240,098,275
LIABILITIES IN EXCESS OF ASSETS, (3.2%)					(7,411,930)
TOTAL NET ASSETS, 100.0%					$232,686,345

(a) Variable Rate.
(b) Foreign Security.
(c) 144A Security.
(d) Non-income Producing.
(e) Restricted.
(f) Illiquid.
(g) Private Placement.
(h) 7-Day Yield.

Rochdale Fixed Income Opportunities Portfolio
SCHEDULE OF INVESTMENTS at September 30, 2010, Continued
Summary of Fair Value Exposure

The Portfolio has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.
These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2010:

	Level 1	Level 2	Level 3	Total
Corporate Bonds
Aerospace / Defense	$-	$1,788,513	$-	$1,788,513
Automotive	-	7,395,182	-	7,395,182
Building Materials	-	1,948,375	-	1,948,375
Cable / Wireless Video		1,719,450		1,719,450
Chemicals	-	4,605,377	-	4,605,377
Construction Machinery	-	714,844	-	714,844
Consumer Products	-	6,462,700	-	6,462,700
Energy	-	7,355,780	-	7,355,780
Entertainment	-	2,235,313	-	2,235,313
Financial Institutions	-	9,014,749	-	9,014,749
Food & Beverage	-	4,619,519	-	4,619,519
Gaming	-	6,136,382	-	6,136,382
Health Care	-	10,709,918	-	10,709,918
Industrials	-	6,252,499	-	6,252,499
Lodging	-	263,533	-	263,533
Media - Cable	-	1,700,813	-	1,700,813
Media - Non-Cable	-	10,130,620	-	10,130,620
Metals & Mining	-	301,338	-	301,338
Packaging	-	4,885,405	-	4,885,405
Paper	-	2,809,867	-	2,809,867
Restaurants	-	893,625	-	893,625
Retailers	-	6,190,344	-	6,190,344
Services	-	5,330,950	-	5,330,950
Technology	-	8,122,586	-	8,122,586
Telecommunications	-	5,505,080	-	5,505,080
Transportation	-	1,565,969	-	1,565,969
Utility - Electric	-	1,788,668	-	1,788,668
Utility - Natural Gas	-	4,227,313	-	4,227,313
Wireless Communications	-	8,381,518	-	8,381,518
Total Corporate Bonds	-	133,056,230	-	133,056,230

Loans
Aerospace	-	2,215,245	-	2,215,245
Broadcasting	-	3,941,588	-	3,941,588
Cable/Wireless Video	-	4,727,751	-	4,727,751
Chemicals	-	2,996,174	-	2,996,174
Consumer Non-Durables	-	1,068,081	-	1,068,081
Diversified Media	-	7,654,430	-	7,654,430
Energy	-	5,846,530	-	5,846,530
Financials	-	6,061,377	-	6,061,377
Food & Drug	-	1,719,073	-	1,719,073
Food & Tobacco	-	1,539,652	-	1,539,652
Forest Products/Containers	-	2,024,188	-	2,024,188
Gaming/Leisure	-	3,248,457	-	3,248,457
Health Care	-	9,588,878	-	9,588,878
Housing	-	3,022,516	-	3,022,516
Information Technology	-	11,996,583	-	11,996,583
Manufacturing	-	1,373,901	-	1,373,901
Media/Telecom		1,056,877		1,056,877
Metals/Minerals	-	1,287,763	-	1,287,763
Retail	-	2,550,986	-	2,550,986
Services	-	2,437,597	-	2,437,597
Telecommunications	-	3,018,145	-	3,018,145
Transportation	-	5,830,452	-	5,830,452
Utility	-	5,407,132	-	5,407,132
Wireless Communications	-	3,688,530	-	3,688,530
Total Loans	-	94,301,906	-	94,301,906

Preferred Stock
Financials	-	39,087	-	39,087
Total Preferred Stock	-	39,087	-	39,087

Short Term Investment	12,701,052	-	-	12,701,052

Total Investments in Securities	$12,701,052	$227,397,223	$-	$240,098,275

There were no significant transfers into or out of Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

Rochdale Intermediate Fixed Income Portfolio
Schedule of Investments
September 30, 2010 (Unaudited)

Principal Amount		Coupon Rate		Maturity Date		Value
CORPORATE BONDS: 83.6%
CONSUMER DISCRETIONARY: 4.2%
$ 240,000	Autozone Inc.	6.950%		06/15/2016		$287,176
250,000	Best Buy Co.	6.750%		07/15/2013		279,596
204,000	Cox Communications Inc.	6.850%		01/15/2018		239,673
206,000	Cox Communications Inc.	7.250%		11/15/2015		247,163
250,000	Hasbro Inc.	6.125%		05/15/2014		273,358
500,000	Home Depot, Inc.	5.400%		03/01/2016		569,292
250,000	Royal Caribbean Cruises (c)	6.875%		12/01/2013		263,125
240,000	Sotheby's	3.125%		06/15/2013	(b)	301,500
150,000	Stanley Works	6.150%		10/01/2013		168,757
424,000	Starbucks Corp.	6.250%		08/15/2017		493,325
100,000	WPP Finance (UK) Corp. (c)	5.875%		06/15/2014		110,802
						3,233,767
CONSUMER STAPLES: 6.8%
250,000	Altria Group Inc.	7.750%		02/06/2014		295,126
100,000	Altria Group Inc.	8.500%		11/10/2013		119,745
223,000	B & G Foods Inc.	7.625%		01/15/2018		232,199
500,000	Bunge Limited Finance Corp.	5.100%		07/15/2015		529,333
257,000	Bunge Limited Finance Corp.	5.875%		05/15/2013		278,164
250,000	Campbell Soup Co.	8.875%		05/01/2021		365,929
400,000	Heinz (H.J.) Finance Co.	6.000%		03/15/2012		426,644
360,000	Kraft Foods Inc.	5.625%		11/01/2011		378,094
250,000	PepsiAmericas Inc.	4.875%		01/15/2015		282,513
400,000	Philip Morris International Inc.	4.875%		05/16/2013		439,122
300,000	Reynolds American Inc.	6.750%		06/15/2017		337,415
252,000	Reynolds American Inc.	7.250%		06/01/2013		283,083
290,000	Reynolds American Inc.	7.625%		06/01/2016		340,188
99,000	RJ Reynolds Tobacco Holdings	7.250%		06/01/2012		107,057
750,000	WM Wrigley Jr Co.	4.650%		07/15/2015		787,709
						5,202,321
ENERGY: 10.8%
284,000	Amerigas Partners LP	7.250%		05/20/2015	(b)	293,940
221,000	Boardwalk Pipelines LLC	5.500%		02/01/2017		241,552
146,000	Boardwalk Pipelines LLC	5.875%		11/15/2016		165,378
400,000	Buckeye Partners	4.625%		07/15/2013		426,614
77,000	Buckeye Partners	6.050%		01/15/2018		86,823
250,000	Conoco Phillips	4.750%		02/01/2014		278,503
20,000	Enbridge Energy Partners	5.350%		12/15/2014		22,166
191,000	Enbridge Energy Partners	5.875%		12/15/2016		217,686
426,000	Energy Transfer Partners	6.125%		02/15/2017		472,590
205,000	Energy Transfer Partners	8.500%		04/15/2014		243,400
250,000	Enterprise Products Operating	5.200%		09/01/2020		270,711
53,000	Enterprise Products Operating	5.900%		04/15/2013		58,306
310,000	Enterprise Products Operating	6.300%		09/15/2017		357,555
25,000	Husky Energy Inc. (c)	6.200%		09/15/2017		28,667
250,000	Inergy LP	6.875%		12/15/2014		255,000
225,000	Inergy LP	8.250%		03/01/2016		236,250
284,000	Kinder Morgan Energy Partners	5.625%		02/15/2015		318,322
135,000	Knight Inc.	6.500%		09/01/2012		142,931
100,000	Louisiana Land & Exploration	7.650%		12/01/2023		128,921
300,000	Marathon Oil Canada Corp. (c)	8.375%		05/01/2012		330,324
800,000	Massey Energy Co.	6.875%		12/15/2013		820,000
250,000	Massey Energy Co. Convertible	3.250%		08/01/2015		221,875
250,000	Nustar Logistics LP	7.650%		04/15/2018		303,491
300,000	Nustar Pipeline Operations	5.875%		06/01/2013		327,244
332,000	Panhandle Eastern Pipeline	7.000%		06/15/2018		386,222
205,000	Plains All American Pipeline	5.875%		08/15/2016		230,500
500,000	Regency Energy Partners	8.375%		12/15/2013		521,250
240,000	Spectra Energy Capital	5.500%		03/01/2014		261,908
515,000	Valero Energy Corp.	6.125%		06/15/2017		569,481
						8,217,610
FINANCIALS: 21.3%
300,000	Aegon NV (c)	4.625%		12/01/2015		318,798
100,000	American Express Bank	6.000%		09/13/2017		114,062
250,000	American Express Credit Co.	7.300%		08/20/2013		287,357
250,000	Axis Specialty Finance (c)	5.875%		06/01/2020		255,170
50,000	Bank of America Corp.	5.000%		03/15/2015		50,106
9,000	Bank of America Corp.	5.000%		05/15/2015		9,019
500,000	Bank of America Corp.	5.000%	(a)	08/18/2025		494,173
10,000	Bank of America Corp.	5.150%		08/15/2015		10,067
46,000	Bank of America Corp.	5.250%		03/15/2015		46,415
146,000	Bank of America Corp.	5.250%		08/15/2015		146,328
40,000	Bank of America Corp.	5.250%		08/15/2015		40,280
29,000	Bank of America Corp.	5.250%		12/15/2015		29,108
100,000	Bank of America Corp.	5.375%		12/15/2014		100,449
142,000	Bank of America Corp.	5.420%		03/15/2017		145,422
10,000	Bank of America Corp.	5.500%		02/15/2014		10,089
11,000	Bank of America Corp.	5.500%		11/15/2014		11,030
25,000	Bank of America Corp.	5.500%		02/15/2015		25,211
71,000	Bank of America Corp.	5.500%		11/15/2015		71,173
5,000	Bank of America Corp.	5.500%		12/15/2015		5,021
81,000	Bank of America Corp.	5.550%		12/15/2015		81,200
751,000	Bank of America Corp.	5.600%		02/15/2016		756,780
65,000	Bank of America Corp.	5.625%		11/15/2015		65,168
30,000	Bank of America Corp.	5.650%		12/15/2015		30,133
50,000	Bank of America Corp.	5.700%		11/15/2014		50,147
7,000	Bank of America Corp.	5.750%		08/15/2014		7,022
86,000	Bank of America Corp.	5.750%		05/15/2016		86,218
60,000	Bank of America Corp.	5.750%		06/15/2016		60,263
150,000	Bank of America Corp.	7.800%		09/15/2016		173,849
134,000	Bank of America Corp.	10.200%		07/15/2015		165,925
119,000	Bank of America N.A.	6.000%		06/15/2016		129,434
375,000	BB&T Corp.	5.200%		12/23/2015		412,549
682,000	Bear Stearns Cos. LLC	5.550%		01/22/2017		743,766
110,000	Countrywide Financial Corp.	6.000%	(a)	07/28/2015		110,160
22,000	Countrywide Financial Corp.	6.000%		08/26/2020		22,036
15,000	Countrywide Home Loan	5.000%		05/16/2013		15,015
20,000	Countrywide Home Loan	6.000%		01/24/2018		20,008
125,000	Dresdner Bank - New York (c)	7.250%		09/15/2015		140,748
24,000	General Electric Capital Corp.	5.000%	(a)	08/25/2015		24,214
20,000	General Electric Capital Corp.	5.000%		03/15/2016		20,189
26,000	General Electric Capital Corp.	5.000%	(a)	02/13/2019		26,125
245,000	General Electric Capital Corp.	5.250%		01/15/2016		245,688
169,000	General Electric Capital Corp.	5.250%		02/15/2016		169,469
250,000	General Electric Capital Corp.	5.310%		02/01/2011		253,581
174,000	General Electric Capital Corp.	5.375%		02/15/2016		174,507
289,000	General Electric Capital Corp.	5.450%		01/15/2016		291,150
10,000	General Electric Capital Corp.	5.500%	(a)	09/30/2016		10,106
38,000	General Electric Capital Corp.	5.500%	(a)	10/28/2016		38,521
520,000	General Electric Capital Corp.	5.500%		10/06/2017		526,300
25,000	General Electric Capital Corp.	5.500%	(a)	02/13/2024		25,212
48,000	General Electric Capital Corp.	5.600%		12/15/2015		48,266
300,000	General Electric Capital Corp.	5.625%		09/15/2017	(b)	335,132
22,000	General Electric Capital Corp.	6.000%		05/15/2015		22,084
275,000	General Electric Capital Corp.	6.000%	(a)	11/28/2017		276,272
250,000	Goldman Sachs Group, Inc.	5.350%		01/15/2016		274,854
1,000,000	Goldman Sachs Group, Inc.	5.625%		01/15/2017		1,058,941
200,000	Goldman Sachs Group, Inc.	5.950%		01/18/2018		219,665
300,000	Goldman Sachs Group, Inc.	6.250%		09/01/2017	(b)	336,238
228,000	HSBC Finance Corp.	5.500%		01/19/2016		250,399
51,000	HSBC Finance Corp.	6.000%		12/15/2017		51,246
15,000	Janus Capital Group Inc.	6.500%		06/15/2012		15,734
600,000	Janus Capital Group Inc.	6.700%		06/15/2017		626,770
350,000	Jefferies Group Inc.	5.875%		06/08/2014		381,766
250,000	Jefferies Group Inc.	7.750%		03/15/2012		269,552
150,000	JP Morgan Chase & Co.	5.300%		05/15/2018		150,380
193,000	JP Morgan Chase & Co.	6.125%		06/27/2017		218,441
20,000	Key Bank N.A.	5.700%		08/15/2012		21,150
364,000	Lazard Group LLC	7.125%		05/15/2015		397,100
400,000	Lehman Brothers Holdings, Inc. (d)	7.000%		09/28/2037		88,500
597,000	Merrill Lynch & Co.	6.050%		05/16/2016		635,441
250,000	Morgan Stanley	4.750%		04/01/2014		261,092
431,000	Morgan Stanley	5.000%	(a)	10/22/2024		445,886
145,000	Morgan Stanley	5.000%	(a)	11/10/2024		147,783
325,000	Morgan Stanley	5.000%	(a)	08/31/2025		319,573
250,000	Morgan Stanley	5.000%	(a)	09/30/2025		250,000
110,000	Morgan Stanley	5.375%		10/15/2015		118,029
70,000	Morgan Stanley	5.375%	(a)	05/26/2025		70,204
300,000	NASDAQ	2.500%		08/15/2013	(b)	295,875
250,000	National City Corp.	4.000%		02/01/2011		252,187
45,000	Principal Life Income Funding	5.100%		04/15/2014		49,087
40,000	Progressive Corp.	7.000%		10/01/2013		44,696
10,000	Protective Life Corp.	6.400%		01/15/2018		10,983
10,000	Prudential Financial Inc.	5.750%		06/15/2013		10,016
250,000	Salomon Smith Barney Holdings, Inc.	7.300%		08/01/2013		272,271
355,000	Silicon Valley Bank	6.050%		06/01/2017		374,128
500,000	Union Bank NA	5.950%		05/11/2016		549,721
49,000	Wells Fargo Bank NA	5.750%		05/16/2016		55,002
						16,249,225
HEALTH CARE: 0.3%
250,000	Boston Scientific Corp.	4.500%		01/15/2015		255,745
INDUSTRIALS: 4.5%
250,000	Caterpillar Financial Services Corp.	1.039%	(a)	06/24/2011		251,378
12,000	Caterpillar Financial Services Corp.	6.000%		02/15/2016		12,151
250,000	Caterpillar Inc.	7.000%		12/15/2013		296,747
388,000	CNH America LLC	7.250%		01/15/2016	(b)	413,220
315,000	Embraer Overseas Ltd. (c)	6.375%		01/24/2017		344,925
250,000	Ingersoll - Rand Global Holding Co. (c)	9.500%		04/15/2014		309,334
400,000	Joy Global Inc.	6.000%		11/15/2016		438,051
250,000	Lennox International Inc.	4.900%		05/15/2017		267,583
620,000	Owens Corning Inc.	6.500%		12/01/2016	(b)	670,762
125,000	United Technologies Corp.	9.340%		02/01/2011		127,201
250,000	Worthington Industries	6.500%		04/15/2020		276,746
						3,408,098
INFORMATION TECHNOLOGY: 3.2%
105,000	Applied Materials Inc.	7.125%		10/15/2017		128,411
123,000	Arrow Electronics Inc.	6.875%		06/01/2018		140,383
128,000	Avnet Inc.	6.625%		09/15/2016		146,808
129,000	Corning Inc.	6.200%		03/15/2016		150,400
315,000	Hewlett-Packard Co.	4.500%		03/01/2013		340,914
250,000	Hewlett-Packard Co.	4.750%		06/02/2014		280,226
265,000	Intuit Inc.	5.750%		03/15/2017		300,235
262,000	KLA-Tencor Corp.	6.900%		05/01/2018		300,538
258,000	Linear Technology Corp.	3.000%		05/01/2027	(b)	261,870
330,000	National Semiconductor Corp.	6.600%		06/15/2017		384,666
						2,434,451
MATERIALS: 10.3%
500,000	Alcoa Inc.	5.550%		02/01/2017	(b)	518,856
235,000	Alcoa Inc.	6.000%		07/15/2013	(b)	255,649
250,000	Arcelormittal (c)	5.375%		06/01/2013		268,427
268,000	Arcelormittal (c)	9.000%		02/15/2015	(b)	323,418
300,000	Cabot Corp.	5.000%		10/01/2016		328,511
33,000	Dow Chemical Co./The	5.100%		06/15/2017		33,458
186,000	Dow Chemical Co./The	5.100%		07/15/2017		188,927
250,000	Dow Chemical Co./The	5.250%		12/15/2016		251,378
10,000	Dow Chemical Co./The	5.850%		08/15/2015		10,084
17,000	Dow Chemical Co./The	7.500%		11/15/2015		17,059
250,000	E.I. du Pont De Nemours and Co.	4.875%		04/30/2014		279,991
300,000	Freeport - McMoran Copper & Gold	8.250%		04/01/2015		321,000
100,000	Freeport - McMoran Copper & Gold	8.375%		04/01/2017		111,625
375,000	International Paper Co.	5.250%		04/01/2016		405,935
500,000	International Paper Co.	5.500%		01/15/2014		542,672
250,000	Potash Corporation of Saskatchewan (c)	5.250%		05/15/2014		277,639
258,000	Rio Tinto Finance USA Ltd. (c)	8.950%		05/01/2014		318,539
500,000	Rohm & Haas Co.	6.000%		09/15/2017		558,229
35,000	RPM International Inc.	6.250%		12/15/2013		38,943
225,000	Southern Copper Corp.	6.375%		07/27/2015		252,606
100,000	Vale Inco Ltd. (c)	5.700%		10/15/2015		108,127
300,000	Vulcan Materials	6.400%		11/30/2017		327,618
720,000	Xstrata Canada Corp. (c)	5.500%		06/15/2017		775,518
1,192,000	Xstrata Canada Corp. (c)	6.000%		10/15/2015		1,327,293
						7,841,502
REITS: 6.1%
250,000	HCP, Inc.	5.650%		12/15/2013	(b)	268,675
293,000	HCP, Inc.	5.950%		09/15/2011		304,558
45,000	HCP, Inc.	6.000%		03/01/2015		48,682
423,000	HCP, Inc.	6.300%		09/15/2016		459,446
695,000	Healthcare Realty Trust	5.125%		04/01/2014		735,724
158,000	Health Care REIT Inc.	5.875%		05/15/2015		173,477
113,000	HRPT Properties Trust	6.500%		01/15/2013		119,637
250,000	Liberty Property LP	4.750%		10/01/2020		251,770
289,000	National Retail Properties	6.875%		10/15/2017		327,731
250,000	Nationwide Health Properties	6.250%		02/01/2013		271,206
114,000	Realty Income Corp.	5.950%		09/15/2016		126,146
408,000	Simon Property Group LP	5.750%		12/01/2015		464,604
600,000	Simon Property Group LP	6.100%		05/01/2016		697,148
115,000	Tanger Properties LP	6.150%		11/15/2015		128,922
255,000	Washington REIT	5.950%		06/15/2011		261,842
						4,639,568
SHIPPING & TRANSPORTATION: 3.1%
270,000	American Airlines	7.858%		10/01/2011		282,825
150,000	Burlington Northern Santa Fe	7.000%		02/01/2014		175,537
250,000	Continental Airlines Inc.	8.750%		12/01/2011		255,312
115,000	CSX Corp.	7.900%		05/01/2017		145,327
832,727	FedEx Corp.	7.020%		01/15/2016		882,691
150,000	Ryder System Inc.	3.600%		03/01/2016		152,304
400,000	Union Pacific Corp.	4.875%		01/15/2015		444,287
						2,338,283
TELECOMMUNICATION SERVICES: 3.2%
250,000	AT&T Mobility LLC	6.500%		12/15/2011		266,703
308,000	British Telecommunications Plc (c)	5.150%		01/15/2013		329,147
450,000	British Telecommunications Plc (c)	5.950%		01/15/2018		501,686
300,000	Cingular Wireless Service	7.875%		03/01/2011		308,955
222,000	Telecom Italia Capital (c)	4.950%		09/30/2014		236,370
286,000	Telecom Italia Capital (c)	5.250%		11/15/2013		307,278
190,000	Telefonos De Mexico SAB (c)	5.500%		01/27/2015		211,285
250,000	Verizon New England Inc.	4.750%		10/01/2013		271,077
						2,432,501
UTILITIES: 9.8%
60,000	American Water Capital Corp.	6.085%		10/15/2017		65,018
120,000	Appalachian Power Co.	4.950%		02/01/2015		132,972
250,000	Arizona Public Service Co.	6.500%		03/01/2012		267,266
250,000	Commonwealth Edison	4.700%		04/15/2015		279,574
120,000	DCP Midstream Operating	3.250%		10/01/2015		120,490
263,000	Enersis SA (c)	7.375%		01/15/2014		297,532
45,000	Enersis SA/Cayman Island (c)	7.400%		12/01/2016		53,172
141,000	Entergy Gulf States	5.250%		08/01/2015		141,223
25,000	Entergy Louisiana LLC	5.560%		09/01/2015		25,077
250,000	Entergy New Orleans Inc.	5.250%		08/01/2013		268,697
335,000	Florida Power & Light	4.850%		02/01/2013		364,625
265,000	Jersey Central Power & Light	5.625%		05/01/2016		300,343
250,000	KCP&L Greater Missouri	7.950%		02/01/2011		255,296
500,000	National Fuel Gas Co.	6.700%		11/21/2011		530,448
270,000	National Grid Plc (c)	6.300%		08/01/2016		318,730
300,000	National Rural Utilities	6.550%		11/01/2018		356,489
250,000	National Rural Utilities Coopertive	5.450%		04/10/2017		288,120
266,000	Nisource Finance Corp.	5.400%		07/15/2014		295,990
100,000	Nisource Finance Corp.	7.875%		11/15/2010		116,958
80,000	Northern Indiana Public Services	7.590%		06/12/2017		93,970
300,000	Northern State Power (A Minnesota Corporation)	8.000%		08/28/2012		339,676
226,000	Ohio Edison	5.450%		05/01/2015		253,003
167,000	Ohio Edison	6.400%		07/15/2016		194,431
214,000	Oneok Inc.	6.150%		10/01/2016		247,438
250,000	Oneok Inc.	7.125%		04/15/2011		258,020
500,000	Pacificorp	5.450%		09/15/2013		557,625
400,000	PSEG Power LLC	7.750%		04/15/2011		414,798
250,000	Southwestern Electric Power	5.875%		03/01/2018		277,799
250,000	Southwestern Public Service	8.750%		12/01/2018		323,486
10,000	Xcel Energy Inc.	5.613%		04/01/2017		11,207
						7,449,473
TOTAL CORPORATE BONDS
	(Cost $60,139,320)					63,702,544
U.S. GOVERNMENT AGENCY OBLIGATIONS: 12.0%
Federal Farm Credit Bank - 2.2%
1,013,000		4.000%		01/06/2021		1,013,533
50,000		4.500%		10/01/2019		50,000
100,000		5.150%		10/29/2014		100,383
30,000		5.230%		10/15/2014		30,058
55,000		5.625%		10/19/2020		55,142
455,000		5.850%		12/15/2020		460,219
						1,709,335
Federal Home Loan Bank - 2.1%
250,000		4.200%		11/05/2012		250,909
800,000		4.200%		01/28/2020		863,745
250,000		4.450%		09/24/2019		250,000
225,000		5.500%		08/20/2018		254,306
						1,618,960
Federal Home Loan Mortgage Corporation - 2.8%
500,000		3.250%		04/15/2024		500,373
50,000		4.000%		11/15/2018		50,218
35,000		4.000%		10/15/2019		35,051
215,000		4.000%		10/15/2019		215,295
20,000		4.000%		11/15/2019		20,094
15,000		4.000%	(a)	05/19/2020		15,069
45,000		4.000%		10/15/2020		45,058
36,000		4.000%	(a)	04/23/2024		36,069
15,000		4.000%	(a)	10/15/2024		15,019
500,000		6.000%		08/22/2022		521,801
675,000		6.050%		08/22/2022		709,148
						2,163,195
Federal Home Loan Mortgage Corporation Gold Certificate - 0.2%
117,528	Pool #G20-2940	5.500%		05/01/2037		124,747
Federal Home Loan Mortgage Corporation Mortgage Backed Securities - 2.4%
250,000	Series 2668, Class OE	5.000%		10/15/2028		258,229
750,000	Series 3165, Class NC	5.500%		01/15/2032		769,931
56,921	Series R006, Class AK	5.750%		12/15/2018		60,000
710,000	Series Series 3165, Class GC	6.000%		05/15/2032		730,435
						1,818,595
Federal National Mortgage Association - 1.9%
325,000		4.000%		11/24/2017		326,674
200,000		4.150%	(a)	04/08/2025		200,181
640,000		4.300%		10/29/2019		641,733
250,000		6.000%		04/28/2021		257,292
						1,425,880
Federal National Mortgage Association Mortgage Backed Securites - 0.4%
300,000	Series 2006-63, Class QD	5.500%		02/25/2030		309,038
2,582	Series 2004-29, Class WS	10.500%	(a)	02/25/2019		2,587
						311,625
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
	(Cost $8,984,705)					9,172,337
Shares				Rate
PREFERRED STOCKS: 2.9%
Closed-End: 1.5%
10	Advent Claymore Convertable Security			1.500%	(a)	250,000
3	Blackrock Preferred Income Strategy Fund			1.500%	(a)	75,000
3	Eaton Vance Floating Rate Income Trust Preferred Auction Series B			1.500%	(a)	75,000
9	Eaton Vance Limited Duration Income Fund Series B			0.287%	(a)	225,000
7	Eaton Vance Limited Duration Income Fund Series C			0.287%	(a)	175,000
7	Eaton Vance Limited Duration Income Fund Series D			0.332%	(a)	175,000
7	Eaton Vance Limited Duration Income Fund Series E			0.257%	(a)	175,000
						1,150,000
Financials: 1.4%
30,000	HSBC Holdings PLC (c)			8.000%		809,400
10,000	JPM Chase Capital XXVIII			4.886%	(a)	268,400
						1,077,800
TOTAL PREFERRED STOCKS
	(Cost $2,150,000)					2,227,800
SHORT TERM INVESTMENT - 0.5%
MONEY MARKET INVESTMENT - 0.5%
339,306	Fidelity Institutional Money Market Portfolio, 0.25% (e)					339,306
TOTAL SHORT TERM INVESTMENT
	(Cost $339,306)					339,306

INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING: 4.5%
MONEY MARKET INVESTMENTS: 4.5%
3,439,202	Mount Vernon Securities Lending Trust Prime Portfolio, 0.30% (e)					3,439,202

TOTAL INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING
	(Cost $3,439,202)					3,439,202

TOTAL INVESTMENTS
	(Cost $75,052,533), 103.5%					78,881,189
LIABILITIES IN EXCESS OF OTHER ASSETS, (3.5)%						(2,675,239)
TOTAL NET ASSETS, 100.0%						$76,205,950

(a) Variable Rate.
(b) This security or portion of this security is out on loan at September 30, 2010.
(c) U.S. Dollar-denominated foreign security.
(d) Defaulted Security.
(e) 7-Day Yield.

Rochdale Intermediate Fixed Income Portfolio
SCHEDULE OF INVESTMENTS at September 30, 2010, Continued
Summary of Fair Value Exposure (Unaudited)

The Portfolio has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.
These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.

Various inputs are used in determining the value of the Portfolio's investments.  These inputs are summarized in the three broad levels listed below:
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2010:

	Level 1	Level 2	Level 3	Total

Preferred Stocks
Closed End Funds	$-	$1,150,000	$-	$1,150,000
Financials	-	1,077,800	-	1,077,800
Total Preferred Stocks	-	2,227,800	-	2,227,800

Fixed Income
Corporate Bonds	-	63,702,544	-	63,702,544
U.S. Government Agency Obligations	-	9,172,337	-	9,172,337
Total Fixed Income	-	72,874,881	-	72,874,881

Short Term Investment	339,306	-	-	339,306

Investments Purchased With Cash Proceeds From Securities Lending
Investment Companies	3,439,202	-	-	3,439,202
Total Investments Purchased With Cash Proceeds From Securities Lending	3,439,202	-	-	3,439,202

Total Investments in Securities	$3,778,508	$75,102,681	$-	$78,881,189

There were no significant transfers into or out of Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2009	$1,495
Accrued discounts/premiums	-
Realized gain (loss)	(947)
Change in unrealized appreciation (depreciation)	3,694
Net purchases (sales)	(4,242)
Transfers in and/or out of Level 3 *	-
Balance as of September 30, 2010	$-

* The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

Rochdale Large Growth Portfolio
Schedule of Investments
September 30, 2010 (Unaudited)

Shares		Value
COMMON STOCKS: 98.0%
CONSUMER DISCRETIONARY: 20.8%
4,000	Amazon.com, Inc. (a)(b)	$628,240
11,500	Best Buy Co., Inc. (b)	469,545
15,000	Big Lots, Inc. (a)	498,750
22,000	CBS Corp. - Class B	348,920
3,000	Coach, Inc. (b)	128,880
15,000	DISH Network Corp. - Class A (a)	287,400
26,000	D.R. Horton, Inc. (b)	289,120
6,100	Genuine Parts Co.	271,999
25,000	Goodyear Tire & Rubber Co./The (a)	268,750
17,000	Lennar Corp. - Class A	261,460
2,000	Lowe's Companies, Inc.	44,580
8,500	Macy's, Inc. (b)	196,265
20,000	Newell Rubbermaid Inc. (b)	356,200
13,000	Nordstrom, Inc.(b)	483,600
1,100	Priceline.com Inc. (a)	383,174
9,000	Snap-on Inc.	418,590
15,300	TJX Companies, Inc./The	682,839
20,000	Toll Brothers, Inc. (a)	380,400
		6,398,712
CONSUMER STAPLES: 1.0%
10,000	Avon Products, Inc.	321,100

ENERGY: 12.2%
5,000	Atwood Oceanics, Inc. (a)	152,250
6,000	Canadian Natural Resources Ltd. (c)	207,600
25,000	Chesapeake Energy Corp.(b)	566,250
10,500	CONSOL Energy Inc.	388,080
20,700	ENSCO International Plc - ADR (b)(c)	925,911
11,500	National-Oilwell Varco Inc.	511,405
9,000	Schlumberger Ltd. (d)	554,490
25,100	Weatherford International Ltd. (a)(c)	429,210
		3,735,196
FINANCIALS: 9.8%
40,000	Bank of America Corp.	524,400
5,000	BB&T Corp.	120,400
40,000	Fifth Third Bancorp (b)	481,200
20,000	Hartford Financial Services Group, Inc./The	459,000
22,100	Itau Unibanco Holding SA - ADR (c)	534,378
30,000	Lincoln National Corp.	717,600
8,000	U.S. Bancorp	172,960
		3,009,938

INDUSTRIALS: 19.2%
36,000	ABB Ltd. - ADR (c)	760,320
7,000	Caterpillar Inc. (b)	550,760
2,500	CSX Corp.	138,300
15,600	Cummins Inc.	1,413,048
5,000	Deere & Co. (b)	348,900
11,300	Fluor Corp.	559,689
28,000	General Electric Co.	455,000
22,000	Ingersoll-Rand Plc - Class A (c)	785,620
25,000	Manitowoc Co., Inc./The (b)	302,750
6,200	Norfolk Southern Corp.	368,962
2,500	Union Pacific Corp.	204,500
		5,887,849
INFORMATION TECHNOLOGY: 27.0%
23,000	Adobe Systems Inc. (a)(c)	601,450
13,600	Agilent Technologies, Inc. (a)	453,832
19,200	Altera Corp. (b)	579,072
25,500	Autodesk, Inc. (a)	815,235
6,600	Broadcom Corp. - Class A	233,574
51,000	Brocade Communications Systems, Inc. (a)	297,840
2,600	Cognizant Technology Solutions Corp. - Class A (a)	167,622
23,550	Corning Inc.	430,494
46,150	EMC Corp. (a)	937,307
90,000	Flextronics International Ltd. (a)(c)	543,600
4,000	Focus Media Holding Ltd. - ADR (a)	97,010
6,200	Harris Corp.	274,598
18,000	Lam Research Corp. (a)(b)	753,300
6,000	Omnicom Group Inc.	236,880
25,100	Oracle Corp.	673,935
12,000	Symantec Corp. (a)	181,560
15,550	Texas Instruments Inc.	422,027
17,000	Trimble Navigation Ltd. (a)	595,680
		8,295,016
MATERIALS: 8.0%
12,600	Cliffs Natural Resources Inc.	805,392
5,500	Cree, Inc. (a)	298,595
5,000	FMC Corp.	342,050
5,260	Freeport-McMoRan Copper & Gold Inc.	449,151
10,000	United States Steel Corp. (b)	438,400
20,000	Yongye International, Inc. (a)(b)	141,200
		2,474,788

TOTAL COMMON STOCKS
(Cost $23,750,895)		30,122,599

EXCHANGE TRADED FUND: 0.2%
1,700	Ultra Industrials ProShares	61,387
TOTAL EXCHANGE TRADED FUND
(Cost $35,131)		61,387

SHORT TERM INVESTMENT: 0.0%
MONEY MARKET INVESTMENT: 0.0%
124	First American Government Obligations Fund, 0.00% (d)	124
TOTAL SHORT TERM INVESTMENT
(Cost $124)		124

INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING: 26.8%
MONEY MARKET INVESTMENT: 26.8%
8,223,632	Mount Vernon Securities Lending Trust Prime Portfolio, 0.30% (d)	8,223,632

TOTAL INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING
(Cost $8,223,632)		8,223,632

TOTAL INVESTMENTS
(Cost $32,009,782), 125.0%		38,407,742
LIABILITIES IN EXCESS OF OTHER ASSETS, (25.0)%		(7,671,515)
TOTAL NET ASSETS, 100.0%		$30,736,227

(a) Non Income Producing.
(b) This security or portion of this security is out on loan at September 30, 2010.
(c) Foreign Security.
(d) 7-Day Yield.
ADR American Depository Receipt.

Rochdale Large Growth Portfolio
SCHEDULE OF INVESTMENTS at September 30, 2010, Continued
Summary of Fair Value Exposure (Unaudited)

The Portfolio has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.
These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.

Various inputs are used in determining the value of the Portfolio's investments.  These inputs are summarized in the three broad levels listed below:
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock
Consumer Discretionary	$6,398,712	$-	$-	$6,398,712
Consumer Staples	321,100	-	-	321,100
Energy	3,735,196	-	-	3,735,196
Financials	3,009,938	-	-	3,009,938
Industrials	5,887,849	-	-	5,887,849
Information Technology	8,295,016	-	-	8,295,016
Materials	2,474,788	-	-	2,474,788
Total Common Stock	30,122,599	-	-	30,122,599

Exchange Traded Fund	61,387	-	-	61,387

Short Term Investment	124	-	-	124

Investments Purchased With Cash Proceeds From Securities Lending
Money Market Fund	8,223,632	-	-	8,223,632
Total Investments Purchased With Cash Proceeds From Securities Lending	8,223,632	-	-	8,223,632

Total Investments in Securities	$38,407,742	$-	$-	$38,407,742

There were no significant transfers into or out of Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2009	$10,110
Accrued discounts/premiums	-
Realized gain (loss)	(1,667)
Change in unrealized appreciation (depreciation)	6,496
Net purchases (sales)	(14,939)
Transfers in and/or out of Level 3 *	-
Balance as of September, 2010	$-

* The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

Rochdale Large Value Portfolio
Schedule of Investments
September 30, 2010 (Unaudited)

Shares		Value
COMMON STOCKS: 96.4%
CONSUMER DISCRETIONARY: 17.6%
13,300	Best Buy Co., Inc (b)	$543,039
25,000	CBS Corp. - Class B	396,500
6,300	Coach, Inc.(b)	270,648
9,000	Comcast Corp. - Class A	162,720
21,000	DISH Network Corp. - Class A (a)	402,360
22,000	D.R. Horton, Inc.(b)	244,640
6,650	Genuine Parts Co. (b)	296,524
30,000	Goodyear Tire & Rubber Co./The (a)	322,500
22,500	Lennar Corp. - Class A (b)	346,050
5,000	Lowe's Companies, Inc.	111,450
23,000	Macy's, Inc. (b)	531,070
18,000	Newell Rubbermaid Inc.(b)	320,580
6,000	Nordstrom, Inc.	223,200
17,300	Snap-on Inc.	804,623
18,000	Toll Brothers, Inc. (a)	342,360
		5,318,264
CONSUMER STAPLES: 0.9%
8,000	Avon Products, Inc.	256,880

ENERGY: 7.9%
20,500	Chesapeake Energy Corp.(b)	464,325
14,500	CONSOL Energy Inc.	535,920
13,630	ENSCO International Plc - ADR (b)(c)	609,670
7,100	National-Oilwell Varco Inc.	315,737
26,300	Weatherford International Ltd. (a)(c)	449,730
		2,375,382
FINANCIALS: 23.3%
4,814	ACE Ltd. (c)	280,416
9,000	Assurant, Inc.	366,300
35,200	Bank of America Corp.	461,472
9,800	BB&T Corp.	235,984
82,000	Fifth Third Bancorp (b)	986,460
13,000	Hartford Financial Services Group, Inc./The	298,350
35,600	Itau Unibanco Holding SA - ADR (c)	860,808
46,300	Lincoln National Corp.	1,107,496
4,800	M&T Bank Corp.(b)	392,688
16,250	Metlife, Inc.	624,812
5,900	PNC Financial Services Group, Inc.	306,269
60,000	Regions Financial Corp.	436,200
1,500	Shinhan Financial Group Co., Ltd. - ADR (b)(c)	115,020
10,000	SunTrust Banks, Inc.	258,300
5,400	Travelers Companies, Inc./The	281,340
		7,011,915
HEALTH CARE: 0.8%
13,000	Mylan Inc. (a)	244,530
INDUSTRIALS: 23.5%
39,080	ABB Ltd. - ADR (c)	825,370
5,000	Babcock & Wilcox Co. (a)	106,400
9,000	Caterpillar Inc.(b)	708,120
15,200	CSX Corp.	840,864
9,800	Cummins Inc.	887,684
13,982	Deere & Co.(b)	975,664
3,200	Flowserve Corp.	350,144
14,700	Fluor Corp.	728,091
15,200	Ingersoll-Rand Plc - Class A (b)(c)	542,792
40,000	Manitowoc Co. Inc./The (b)	484,400
19,000	McDermott International, Inc. (a)(c)	280,820
5,934	Norfolk Southern Corp.	353,132
		7,083,481
INFORMATION TECHNOLOGY: 13.2%
9,800	Adobe Systems Inc. (a)(b)	256,270
11,860	Agilent Technologies, Inc. (a)	395,768
18,000	Autodesk, Inc. (a)	575,460
35,500	EMC Corp. (a)	721,005
8,000	Focus Media Holding Ltd. - ADR (a)	194,020
5,000	Harris Corp.	221,450
13,000	Lam Research Corp. (a)(b)	544,050
7,000	Omnicom Group Inc.	276,360
5,000	Texas Instruments Inc. (b)	135,700
14,000	Trimble Navigation Ltd. (a)	490,560
12,000	Symantec Corp. (a)	181,560
		3,992,203
MATERIALS: 9.2%
8,500	AK Steel Holding Corp.	117,385
14,800	Cliffs Natural Resources Inc.	946,016
4,000	Cree, Inc. (a)	217,160
5,000	Freeport-McMoRan Copper & Gold Inc.	426,950
10,000	United States Steel Corp.(b)	438,400
20,000	Vale SA - ADR (b)(c)	625,400
		2,771,311

TOTAL COMMON STOCKS		29,053,966
(Cost $24,016,506)

EXCHANGE TRADED FUND: 0.7%
5,900	Ultra Industrials ProShares (b)	213,049
TOTAL EXCHANGE TRADED FUND
(Cost $121,999)		213,049

SHORT TERM INVESTMENT: 0.6%
MONEY MARKET INVESTMENT: 0.6%
196,760	First American Government Obligations Fund, 0.00% (d)	196,760

TOTAL SHORT TERM INVESTMENT
(Cost $196,760)		196,760

INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING: 29.5%
MONEY MARKET INVESTMENT: 29.5%
8,882,102	Mount Vernon Securities Lending Trust Prime Portfolio, 0.30% (d)	8,882,102

TOTAL INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING
(Cost $8,882,102)		8,882,102

TOTAL INVESTMENTS
(Cost $33,217,367), 127.2%		38,345,877
LIABILITIES IN EXCESS OF OTHER ASSETS, (27.2)%		(8,207,342)
TOTAL NET ASSETS, 100.0%		$30,138,535

(a) Non Income Producing.
(b) This security or portion of this security is out on loan at September 30, 2010.
(c) U.S. Dollar-denominated foreign security.
(d) 7-Day Yield.
ADR American Depository Receipt.

Rochdale Large Value Portfolio
SCHEDULE OF INVESTMENTS at September 30, 2010, Continued
Summary of Fair Value Exposure (Unaudited)

The Funds have adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.
These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.

Various inputs are used in determining the value of the Portfolio's investments.  These inputs are summarized in the three broad levels listed below:
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock
Consumer Discretionary	$5,318,264	$-	$-	$5,318,264
Consumer Staples	256,880	-	-	256,880
Energy	2,375,382	-	-	2,375,382
Financials	7,011,915	-	-	7,011,915
Health Care	244,530			244,530
Industrials	7,083,481	-	-	7,083,481
Information Technology	3,992,203	-	-	3,992,203
Materials	2,771,311	-	-	2,771,311
Total Common Stock	29,053,966	-	-	29,053,966

Exchange Traded Fund	213,049	-	-	213,049

Short Term Investment	196,760	-	-	196,760

Investments Purchased With Cash Proceeds From Securities Lending
Money Market Fund	8,882,102	-	-	8,882,102
Total Investments Purchased With Cash Proceeds From Securities Lending	8,882,102	-	-	8,882,102

Total Investments in Securities	$38,345,877	$-	$-	$38,345,877

There were no significant transfers into or out of Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2009	$11,217
Accrued discounts/premiums	-
Realized gain (loss)	(2,502)
Change in unrealized appreciation (depreciation)	9,752
Net purchases (sales)	(18,467)
Transfers in and/or out of Level 3 *	-
Balance as of September 30, 2010	$-

* The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

Rochdale Mid/Small Growth Portfolio
Schedule of Investments
September 30, 2010 (Unaudited)

Shares		Value
COMMON STOCKS: 100.1%
CONSUMER DISCRETIONARY: 25.6%
10,000	Advance Auto Parts, Inc.	$586,800
11,000	Cheesecake Factory Inc./The (a)(b)	291,170
9,000	Dollar Tree, Inc. (a)	438,840
47,000	D.R. Horton, Inc.(b)	522,640
25,000	Expedia, Inc.	705,250
51,000	Gafisa SA - ADR (b)(c)	789,990
25,000	Hanesbrands, Inc. (a)	646,500
42,900	LKQ Corp. (a)	892,320
9,000	M.D.C. Holdings, Inc.	261,270
8,000	New Oriental Education & Technology Group, Inc. - ADR (a)(b)(c)	780,640
800	NVR, Inc. (a)	518,024
16,500	VistaPrint NV (a)(b)(c)	637,725
		7,071,169
CONSUMER STAPLES: 1.8%
60,000	Origin Agritech Limited (a)(b)(c)	490,800
ENERGY: 10.9%
100,000	China North East Petroleum Holdings Ltd. (a)(b)	608,000
40,000	Helix Energy Solutions Group Inc. (a)	445,600
13,700	Holly Corp.	393,875
100,000	Longwei Petroleum Investment Holding Ltd. (a)(b)	229,000
22,000	Pride International, Inc. (a)	647,460
34,946	Puda Coal, Inc. (a)(b)	267,337
7,000	Ultrapar Participacoes S.A. - ADR (b)(c)	428,400
		3,019,672
FINANCIALS: 8.8%
17,000	CNinsure, Inc. - ADR (b)(c)	397,290
38,500	EZCORP, Inc. - Class A (a)	771,540
6,500	Jones Lang LaSalle Inc.	560,755
9,000	KB Financial Group, Inc. - ADR (b)(c)	385,830
7,900	Signature Bank (a)	306,836
		2,422,251
INDUSTRIALS: 23.5%
43,500	Aegean Marine Petroleum Network Inc. (b)(c)	723,840
9,977	AMETEK, Inc.	476,601
45,000	ArvinMeritor, Inc. (a)(b)	699,300
18,000	Baldor Electric Co.	727,200
20,500	Belden Inc.	540,790
11,000	Bucyrus International, Inc.(b)	762,850
28,500	TrueBlue, Inc. (a)	389,025
47,000	United Rentals, Inc. (a)	697,480
15,600	Wabtec Corp.	745,524
85,000	Wonder Auto Technology, Inc. (a)(b)	723,350
		6,485,960
INFORMATION TECHNOLOGY: 17.9%
13,000	Altera Corp. (b)	392,080
47,000	China TransInfo Technology Corp. (a)(b)	299,390
37,400	Ebix, Inc. (a)(b)	877,030
17,000	KLA-Tencor Corp.	598,910
19,000	Linear Technology Corp. (b)	583,870
17,500	Plantronics, Inc.	591,150
87,000	TriQuint Semiconductor, Inc. (a)	835,200
23,500	VanceInfo Technologies, Inc. - ADR (a)(b)(c)	759,990
		4,937,620
MATERIALS: 11.6%
19,000	Albemarle Corp.	889,390
22,000	AMCOL International Corp.	576,180
12,200	FMC Corp.	834,602
40,000	Gulf Resources Inc. (a)(b)	307,600
35,000	SORL Auto Parts, Inc. (a)(b)	303,100
41,500	Yongye International, Inc. (a)(b)	292,990
		3,203,862

TOTAL COMMON STOCKS
(Cost $24,813,093)		27,631,334

SHORT TERM INVESTMENT: 0.2%
MONEY MARKET INVESTMENT: 0.2%
64,944	First American Government Obligations Fund, 0.00% (d)	64,944
TOTAL SHORT TERM INVESTMENT
(Cost $64,944)		64,944

INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING: 42.3%
MONEY MARKET INVESTMENT: 42.3%
11,674,995	Mount Vernon Securities Lending Trust Prime Portfolio, 0.30% (d)	11,674,995

TOTAL INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING
(Cost $11,674,995)		11,674,995

TOTAL INVESTMENTS
(Cost $36,553,032), 142.6%		39,371,273
LIABILITIES IN EXCESS OF OTHER ASSETS, (42.6)%		(11,764,085)
TOTAL NET ASSETS, 100.0%		$27,607,188

(a) Non Income Producing.
(b) This security or portion of this security is out on loan at September 30, 2010.
(c) U.S. Dollar-denominated foreign security.
(d) 7-Day Yield.
ADR American Depository Receipt.

Rochdale Mid/Small Growth Portfolio
SCHEDULE OF INVESTMENTS at September 30, 2010, Continued
Summary of Fair Value Exposure (Unaudited)

The Portfolio has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.
These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.

Various inputs are used in determining the value of the Portfolio's investments.  These inputs are summarized in the three broad levels listed below:
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock
Consumer Discretionary	$7,071,169	$-	$-	$7,071,169
Consumer Staples	490,800	-	-	490,800
Energy	3,019,672	-	-	3,019,672
Financials	2,422,251	-	-	2,422,251
Industrials	6,485,960	-	-	6,485,960
Information Technology	4,937,620	-	-	4,937,620
Materials	3,203,862	-	-	3,203,862
Total Common Stock	27,631,334	-	-	27,631,334

Short Term Investment	64,944	-	-	64,944

Investments Purchased With Cash Proceeds From Securities Lending
Money Market Fund	11,674,995	-	-	11,674,995
Total Investments Purchased With Cash Proceeds From Securities Lending	11,674,995	-	-	11,674,995

Total Investments in Securities	$39,371,273	$-	$-	$39,371,273

There were no significant transfers into or out of Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2009	$14,148
Accrued discounts/premiums	-
Realized gain (loss)	(2,589)
Change in unrealized appreciation (depreciation)	10,091
Net purchases (sales)	(21,650)
Transfers in and/or out of Level 3 *	-
Balance as of September 30, 2010	$-

* The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

Rochdale Mid/Small Value Portfolio
Schedule of Investments
September 30, 2010 (Unaudited)

Shares		Value
COMMON STOCKS: 100.1%
CONSUMER DISCRETIONARY: 10.1%
30,000	D.R. Horton, Inc. (b)	$333,600
25,000	Drew Industries Inc. (a)	521,500
19,000	Foot Locker, Inc.	276,070
27,000	Hanesbrands, Inc. (a)	698,220
900	NVR, Inc. (a)(b)	582,777
		2,412,167
CONSUMER STAPLES: 1.4%
30,000	Origin Agritech Limited (a)(b)(c)	245,400
5,000	Zhongpin, Inc. (a)	81,450
		326,850
ENERGY: 10.1%
61,000	China North East Petroleum Holdings Ltd. (a)(b)	370,880
74,500	Gulf Resources Inc. (a)(b)	572,905
10,000	Helix Energy Solutions Group Inc. (a)	111,400
8,400	Lufkin Industries, Inc. (b)	368,760
15,000	Pride International, Inc. (a)	573,885
52,423	Puda Coal, Inc. (a)(b)	401,036
		2,398,866

FINANCIALS: 10.7%
12,000	Evercore Partners Inc. - Class A (b)	343,320
39,289	First Horizon National Corp. (a)	455,714
58,000	Huntington Bancshares Inc.	328,860
20,000	Itau Unibanco Holding SA - ADR (c)	483,600
10,000	KB Financial Group, Inc. - ADR (b)(c)	428,700
6,500	Shinhan Financial Group Co., Ltd. - ADR (b)(c)	498,420
		2,538,614
HEALTH CARE: 4.7%
25,000	American Medical Systems Holdings, Inc. (a)	489,500
30,000	Jiangbo Pharmaceuticals, Inc. (a)	224,700
18,000	PAREXEL International Corp. (a)	416,340
		1,130,540
INDUSTRIALS: 33.8%
45,000	Aegean Marine Petroleum Network Inc. (c)	748,800
54,500	Aercap Holdings NV (a)(c)	644,735
10,114	Applied Industrial Technologies, Inc.	309,488
27,000	ArvinMeritor, Inc. (a)(b)	419,580
27,000	Belden Inc.	712,260
18,000	BorgWarner, Inc. (a)	947,160
35,000	EnerSys (a)	873,950
2,518	Flowserve Corp.	275,520
5,900	Hubbell Inc. - Class B	299,425
36,150	Quanta Services, Inc. (a)(b)	689,742
24,100	Shaw Group Inc./The (a)	808,796
14,000	Wabtec Corp.	669,060
75,000	Wonder Auto Technology, Inc. (a)(b)	638,250
		8,036,766
INFORMATION TECHNOLOGY: 12.5%
13,000	KLA-Tencor Corp.	457,990
40,000	Microsemi Corp. (a)	686,000
20,000	Plantronics, Inc.	675,600
10,000	Plexus Corp. (a)	293,500
19,500	Taleo Corp. - Class A (a)	565,305
70,000	Technitrol, Inc.(b)	308,700
		2,987,095
MATERIALS: 14.7%
9,000	FMC Corp.	615,690
43,000	Gerdau SA - ADR (b)(c)	585,230
9,000	Rayonier Inc.	451,080
6,800	Rock-Tenn Co. - Class A	338,708
50,000	SORL Auto Parts, Inc. (a)(b)	433,000
18,500	Tenneco Inc. (a)	535,945
76,000	Yongye International, Inc. (a)(b)	536,560
		3,496,213
REITS: 2.1%
20,500	CBL & Associates Properties, Inc. (b)	267,730
5,000	Taubman Centers, Inc.	223,050
		490,780
TOTAL COMMON STOCKS
(Cost $21,662,808)		23,817,891

SHORT TERM INVESTMENT: 0.0%
MONEY MARKET INVESTMENT: 0.0%
998	First American Government Obligations Fund, 0.00% (d)	998
TOTAL SHORT TERM INVESTMENT
(Cost $998)		998

INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING: 29.1%
MONEY MARKET INVESTMENT: 29.1%
6,925,929	Mount Vernon Securities Lending Trust Prime Portfolio, 0.30% (d)	6,925,929

TOTAL INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING
(Cost $6,925,929)		6,925,929

TOTAL INVESTMENTS
(Cost $28,589,735), 129.2%		30,744,818
LIABILITIES IN EXCESS OF OTHER ASSETS, (29.2)%		(6,944,262)
TOTAL NET ASSETS, 100.0%		$23,800,556

(a) Non Income Producing.
(b) This security or portion of this security is out on loan at September 30, 2010.
(c) U.S. Dollar-denominated foreign security.
(d) 7-Day Yield.
ADR American Depository Receipt.

Rochdale Mid/Small Value Portfolio
SCHEDULE OF INVESTMENTS at September 30, 2010, Continued
Summary of Fair Value Exposure (Unaudited)

The Portfolio has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.
These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.

Various inputs are used in determining the value of the Portfolio's investments.  These inputs are summarized in the three broad levels listed below:
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock
Consumer Discretionary	$2,412,167	$-	$-	$2,412,167
Consumer Staples	326,850			$326,850
Energy	2,398,866	-	-	2,398,866
Financials	2,538,614	-	-	2,538,614
Health Care	1,130,540	-	-	1,130,540
Industrials	8,036,766	-	-	8,036,766
Information Technology	2,987,095	-	-	2,987,095
Materials	3,496,213	-	-	3,496,213
REITS	490,780	-	-	490,780
Total Common Stock	23,817,891	-	-	23,817,891

Short Term Investment	998	-	-	998

Investments Purchased With Cash Proceeds From Securities Lending
Money Market Fund	6,925,929	-	-	6,925,929
Total Investments Purchased With Cash Proceeds From Securities Lending	6,925,929	-	-	6,925,929

Total Investments in Securities	$30,744,818	$-	$-	$30,744,818

There were no significant transfers into or out of Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2009	$4,081
Accrued discounts/premiums	-
Realized gain (loss)	(1,952)
Change in unrealized appreciation (depreciation)	7,602
Net purchases (sales)	(9,731)
Transfers in and/or out of Level 3 *	-
Balance as of September 30, 2010	$-

* The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

The cost basis of investments for federal income tax purposes as of September 30, 2010 was as follows*:

	Large Growth	Large Value	Mid/Small Growth	Mid/Small Value
COST OF INVESTMENTS	$32,009,782	$33,217,367	$36,553,032	$28,589,735
GROSS UNREALIZED APPRECIATION	7,326,098	6,139,510	4,227,162	3,232,705
GROSS UNREALIZED DEPRECIATION	(928,138)	(1,011,000)	(1,408,921)	(1,077,622)

NET UNREALIZED APPRECIATION	$6,397,960	$5,128,510	$2,818,241	$2,155,083

	Dividend & Income	Intermediate Fixed Income	Fixed Income Opportunities
COST OF INVESTMENTS	$59,605,889	$75,052,533	$230,801,973
GROSS UNREALIZED APPRECIATION	12,272,910	4,159,723	10,110,521
GROSS UNREALIZED DEPRECIATION	(6,885,124)	(331,067)	(814,219)

NET UNREALIZED APPRECIATION	$5,387,786	$3,828,656	$9,296,302

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

In March 2008, accounting standards regarding disclosures about derivative instruments and hedging activity standards were issued and are effective for fiscal years beginning after November 15, 2008.  These standards are intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.  These standards do not have any impact on the Portfolios’ financial statement disclosures because the Portfolios have not maintained any positions in derivative instruments or engaged in hedging activities.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Rochdale Investment Trust

By (Signature and Title  /s/ Garrett R. D’Alessandro
                                                 Garrett R. D’Alessandro, President

Date      11/24/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Garrett R. D’Alessandro
                                                  Garrett R. D’Alessandro, President

Date  11/24/2010

By (Signature and Title)  /s/ Edmund L. Towers
                                                  Edmund L. Towers, Treasurer

Date  11/24/2010